UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05426

AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)    (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:          (713) 626-1919

Date of fiscal year end:          11/30

Date of reporting period:      05/31/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	May 31, 2022

Invesco SteelPath MLP Alpha Fund

Nasdaq:
A: MLPAX ∎ C: MLPGX ∎ R: SPMGX ∎ Y: MLPOX ∎ R5: SPMHX ∎ R6: OSPAX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
16	Notes to Financial Statements
23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 11/30/21 to 5/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	31.56%
Class C Shares	31.08
Class R Shares	31.46
Class Y Shares	31.92
Class R5 Shares	31.79
Class R6 Shares	31.80
S&P 500 Index▼	-8.85
Alerian MLP Index▼	32.43
Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Alerian MLP Index is designed to capture the performance of energy master limited partnerships (MLPs).

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco SteelPath MLP Alpha Fund

Average Annual Total Returns
As of 5/31/22, including maximum applicable sales charges
Class A Shares
Inception (3/31/10)	3.01%
10 Years	2.08
5 Years	1.10
1 Year	23.97
Class C Shares
Inception (8/25/11)	2.46%
10 Years	2.06
5 Years	1.50
1 Year	29.09
Class R Shares
10 Years	2.37%
5 Years	1.94
1 Year	30.84
Class Y Shares
Inception (3/31/10)	3.74%
10 Years	2.90
5 Years	2.51
1 Year	31.61
Class R5 Shares
10 Years	2.73%
5 Years	2.41
1 Year	31.47
Class R6 Shares
Inception (6/28/13)	0.62%
5 Years	2.58
1 Year	31.50

Effective after the close of business on May 24, 2019, Class A, Class C, Class Y and Class I shares of the Oppenheimer SteelPath MLP Alpha Fund (the predecessor fund), were reorganized into Class A, Class C, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer SteelPath MLP Alpha Fund. Note: The Fund was subsequently renamed the Invesco SteelPath MLP Alpha Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class Y and Class R6 shares are those for Class A, Class C, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R and R5 shares incepted after the close of business on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower.

See current prospectus for more information.

3                         Invesco SteelPath MLP Alpha Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
•	The Fund’s investment strategy remained appropriate for an open-end fund;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not breach the 15% limit on Illiquid Investments; and
•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco SteelPath MLP Alpha Fund

Schedule of Investments

May 31, 2022

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–99.08%
Diversified–18.34%
Enterprise Products Partners L.P.	3,292,963	$90,293,046
ONEOK, Inc.	234,099	15,415,419
Williams Cos., Inc.	1,191,666	44,163,142
		149,871,607
Gathering & Processing–46.12%
DCP Midstream L.P.	829,909	29,802,032
Equitrans Midstream Corp.	856,784	6,742,888
Hess Midstream L.P., Class A	464,079	15,124,335
MPLX L.P.	3,252,492	107,169,611
Targa Resources Corp.	1,491,665	107,429,713
Western Midstream Partners L.P.	4,001,335	110,636,910
		376,905,489
Natural Gas Pipeline Transportation–14.79%
Energy Transfer L.P.	9,651,622	112,537,917
Kinder Morgan, Inc.	421,390	8,297,169
		120,835,086
Other Energy–2.48%
Sunoco L.P.	91,111	3,757,418
USA Compression Partners L.P.	438,955	8,059,214
Westlake Chemical Partners L.P.	318,343	8,436,089
		20,252,721
Petroleum Pipeline Transportation–17.35%
Holly Energy Partners L.P.	680,417	12,927,923
Magellan Midstream Partners L.P.	1,270,172	65,667,892
Plains All American Pipeline L.P.	4,493,036	51,175,680
Plains GP Holdings L.P., Class A	1,004,599	12,015,004
		141,786,499
Total Master Limited Partnerships And Related Entities (Cost $480,855,525)		809,651,402

	Shares	Value
Money Market Funds–1.33%
Fidelity Treasury Portfolio, Institutional Class, 0.62% (Cost $10,853,672)(a)	10,853,672	$10,853,672
TOTAL INVESTMENTS IN SECURITIES–100.41% (Cost $491,709,197)		820,505,074
OTHER ASSETS LESS LIABILITIES–(0.41)%		(3,349,249)
NET ASSETS–100%		$817,155,825

Notes to Schedule of Investments:

(a)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco SteelPath MLP Alpha Fund

Fund Information

Portfolio Composition

By Sector	% of total net assets
Gathering & Processing	46.12%
Diversified	18.34
Petroleum Pipeline Transportation	17.35
Natural Gas Pipeline Transportation	14.79
Other Energy	2.48
Money Market Funds Plus Other Assets Less Liabilities	0.92

6                         Invesco SteelPath MLP Alpha Fund

Statement of Assets and Liabilities

May 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $491,709,197)	$820,505,074
Receivable for:
Fund shares sold	1,996,718
Dividends	2,409
Investment for trustee deferred compensation and retirement plans	107,931
Prepaid state income tax	313,672
AMT credit carryforward	21,264
Other assets	101,493
Total assets	823,048,561

Liabilities:
Payable for:
Fund shares reacquired	416,856
Federal Income Tax Payable	885,726
Deferred tax liability, net	3,111,850
Accrued fees to affiliates	1,110,549
Accrued interest expense	13,452
Accrued trustees’ and officers’ fees and benefits	4,080
Accrued other operating expenses	242,292
Trustee deferred compensation and retirement plans	107,931
Total liabilities	5,892,736
Net assets applicable to shares outstanding	$817,155,825

Net assets consist of:
Shares of beneficial interest	$1,681,582,437
Distributable earnings (loss), net of taxes	(864,426,612)
$817,155,825

Net Assets:
Class A	$347,882,877
Class C	$132,268,587
Class R	$471,215
Class Y	$321,512,316
Class R5	$8,499
Class R6	$15,012,331

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	59,655,821
Class C	25,724,105
Class R	81,754
Class Y	52,280,676
Class R5	1,445
Class R6	2,417,467
Class A:
Net asset value per share	$5.83
Maximum offering price per share (net asset value of $5.83 ÷ 94.50%)	$6.17
Class C:
Net asset value and offering price per share	$5.14
Class R:
Net asset value and offering price per share	$5.76
Class Y:
Net asset value and offering price per share	$6.15
Class R5:
Net asset value and offering price per share	$5.88
Class R6:
Net asset value and offering price per share	$6.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco SteelPath MLP Alpha Fund

Statement of Operations

For the six months ended May 31, 2022

(Unaudited)

Investment income:
Dividends (net of return of capital distributions of $22,439,501)	$2,864,982
Less: return of capital on distributions and dividends in excess of cost basis	(1,477,199)
Total investment income	1,387,783

Expenses:
Advisory fees	4,150,025
Administrative services fees	145,071
Custodian fees	16,433
Distribution fees:
Class A	393,043
Class C	646,926
Class R	1,042
Transfer agent fees — A, C, R and Y	491,828
Transfer agent fees — R5	2
Transfer agent fees — R6	2,295
Interest, facilities and maintenance fees	120,189
State income tax expense	17,855
Trustees’ and officers’ fees and benefits	12,872
Registration and filing fees	47,661
Reports to shareholders	33,507
Professional services fees	62,572
Other	8,819
Total expenses, before waivers and deferred taxes	6,150,140
Less: Expenses reimbursed	(259,755)
Net expenses, before taxes	5,890,385
Net investment income (loss), before taxes	(4,502,602)
Net deferred tax (expense) benefit	4,966,591
Current tax (expense)/benefit	(885,726)
Net investment income (loss), net of taxes	(421,737)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	50,044,476
Net deferred tax (expense) benefit	30,838,621
Net realized gain, net of deferred taxes	80,883,097
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	159,844,698
Net deferred tax (expense) benefit	(35,102,861)
Net change in net unrealized appreciation of investment securities, net of deferred taxes	124,741,837
Net realized and unrealized gain, net of deferred taxes	205,624,934
Net increase in net assets resulting from operations	$205,203,197

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco SteelPath MLP Alpha Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2022 and the year ended November 30, 2021

(Unaudited)

	May 31, 2022	November 30, 2021
Operations:
Net investment income (loss), net of deferred taxes	$(421,737)	$(16,769,893)
Net realized gain, net of deferred taxes	80,883,097	13,936,173
Change in net unrealized appreciation, net of deferred taxes	124,741,837	216,243,120
Net increase in net assets resulting from operations	205,203,197	213,409,400

Return of capital:
Class A	(9,253,969)	(21,470,225)
Class C	(4,270,880)	(13,254,588)
Class R	(12,454)	(29,145)
Class Y	(8,258,702)	(21,222,692)
Class R5	(224)	(538)
Class R6	(426,474)	(1,113,779)
Total return of capital	(22,222,703)	(57,090,967)

Share transactions–net:
Class A	(3,287,862)	16,514,447
Class C	(20,194,757)	(55,520,579)
Class R	(6,250)	109,850
Class Y	(15,791,925)	(39,002,531)
Class R6	(3,094,357)	(2,228,338)
Net increase (decrease) in net assets resulting from share transactions	(42,375,151)	(80,127,151)
Net increase in net assets	140,605,343	76,191,282

Net assets:
Beginning of period	676,550,482	600,359,200
End of period	$817,155,825	$676,550,482

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco SteelPath MLP Alpha Fund

Financial Highlights

	Six Months Ended May 31, 2022		Years Ended November 30,
Class A	(Unaudited)		2021	2020	2019	2018*		2017*
Per share operating data
Net asset value, beginning of period	$4.56		$3.58	$5.28	$6.56	$7.35		$8.64
Net investment income (loss)(a)	(0.00)		(0.11)	(0.06)	(0.03)	(0.09)		(0.13)
Return of capital(a)	0.12		0.24	0.29	0.34	0.39		0.35
Net realized and unrealized gain (loss)	1.31		1.22	(1.42)	(0.93)	(0.43)		(0.85)
Total from investment operations	1.43		1.35	(1.19)	(0.62)	(0.13)		(0.63)
Less:
Return of capital	(0.16)		(0.37)	(0.51)	(0.62)	(0.62)		—
Dividends from net investment income	—		—	—	(0.04)	(0.04)		(0.66)
Total distributions	(0.16)		(0.37)	(0.51)	(0.66)	(0.66)		(0.66)
Net asset value, end of period	$5.83		$4.56	$3.58	$5.28	$6.56		$7.35
Total return(b)	31.56%		38.26%	(22.24)%	(10.69)%	(2.33)%		(8.02)%
Net assets, end of period (000’s omitted)	$347,883		$274,904	$203,978	$321,237	$459,733		$593,811
Portfolio turnover rate	17%		31%	88%	32%	36%		37%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.61	%(c)	1.65%	1.87%	1.67%	1.68%		1.68%
Expense (waivers)	(0.07	)%(c)	(0.10)%	(0.13)%	(0.08)%	(0.11	)%(d)	(0.12	)%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	1.54	%(c)	1.55%	1.74%	1.59%	1.57%		1.56%
Deferred/current tax expense (benefit)(f)	0.05	%(c)	1.28%	0.77%	—%	0.03%		—%
With fee waivers and/or expense reimbursements, after taxes	1.59	%(c)	2.83%	2.51%	1.59%	1.60%		1.56%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.24	)%(c)	(0.92)%	(1.57)%	(0.56)%	(1.29)%		(1.60)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.17	)%(c)	(0.82)%	(1.44)%	(0.48)%	(1.18)%		(1.48)%
Deferred tax benefit (expense)(g)	1.08	%(c)	(1.55)%	—%	—%	—%		—%
Ratio of net investment income (loss), after taxes	(0.09	)%(c)	(2.37)%	(1.44)%	(0.48)%	(1.18)%		(1.48)%

*	The financial highlights for the years ended November 30, 2018 and 2017 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing, federal income tax, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.50%, 1.50%, 1.52% 1.55%, 1.54% and 1.55%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,
Class C	(Unaudited)		2021	2020	2019	2018*		2017*
Per share operating data
Net asset value, beginning of period	$4.05		$3.23	$4.87	$6.14	$6.97		$8.29
Net investment income (loss)(a)	(0.02)		(0.12)	(0.08)	(0.07)	(0.14)		(0.18)
Return of capital(a)	0.11		0.21	0.27	0.31	0.39		0.35
Net realized and unrealized gain (loss)	1.16		1.10	(1.32)	(0.85)	(0.42)		(0.83)
Total from investment operations	1.25		1.19	(1.13)	(0.61)	(0.17)		(0.66)
Less:
Return of capital	(0.16)		(0.37)	(0.51)	(0.62)	(0.62)		—
Dividends from net investment income	—		—	—	(0.04)	(0.04)		(0.66)
Total distributions	(0.16)		(0.37)	(0.51)	(0.66)	(0.66)		(0.66)
Net asset value, end of period	$5.14		$4.05	$3.23	$4.87	$6.14		$6.97
Total return(b)	31.08%		37.41%	(22.94)%	(11.29)%	(3.06)%		(8.75)%
Net assets, end of period (000’s omitted)	$132,269		$122,076	$143,085	$266,485	$407,345		$539,908
Portfolio turnover rate	17%		31%	88%	32%	36%		37%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.36	%(c)	2.40%	2.62%	2.44%	2.46%		2.46%
Expense (waivers)	(0.07	)%(c)	(0.10)%	(0.13)%	(0.08)%	(0.11	)%(d)	(0.12	)%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	2.29	%(c)	2.30%	2.49%	2.36%	2.35%		2.34%
Deferred/current tax expense (benefit)(f)	0.05	%(c)	1.28%	0.77%	—%	0.03%		—%
With fee waivers and/or expense reimbursements, after taxes	2.34	%(c)	3.58%	3.26%	2.36%	2.38%		2.34%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.99	)%(c)	(1.67)%	(2.32)%	1.33%	(2.07)%		(2.38)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.92	)%(c)	(1.57)%	(2.19)%	(1.25)%	(1.96)%		(2.26)%
Deferred tax benefit (expense)(g)	1.08	%(c)	(1.55)%	—%	—%	—%		—%
Ratio of net investment income (loss), after taxes	(0.84	)%(c)	(3.12)%	(2.19)%	(1.25)%	(1.96)%		(2.26)%

*	The financial highlights for the years ended November 30, 2018 and 2017 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing, federal income tax, state income tax and franchise tax expense. Without borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 2.25%, 2.25%, 2.28%, 2.32%, 2.32% and 2.33%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,		Period ended November 30,
Class R	(Unaudited)		2021	2020	2019(a)
Per share operating data
Net asset value, beginning of period	$4.51		$3.55	$5.27	$6.80
Net investment income (loss)(b)	(0.01)		(0.12)	(0.06)	(0.02)
Return of capital(b)	0.12		0.24	0.28	0.16
Net realized and unrealized gain (loss)	1.30		1.21	(1.43)	(1.29)
Total from investment operations	1.41		1.33	(1.21)	(1.15)
Less:
Return of capital	(0.16)		(0.37)	(0.51)	(0.36)
Dividends from net investment income	—		—	—	(0.02)
Total distributions	(0.16)		(0.37)	(0.51)	(0.38)
Net asset value, end of period	$5.76		$4.51	$3.55	$5.27
Total return(c)	31.46%		38.00%	(22.69)%	(17.44)%
Net assets, end of period (000’s omitted)	$471		$374	$200	$87
Portfolio turnover rate	17%		31%	88%	32%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.86	%(d)	1.90%	2.12%	1.93	%(d)
Expense (waivers)	(0.07	)%(d)	(0.10)%	(0.13)%	(0.09	)%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	1.79	%(d)	1.80%	1.99%	1.84	%(d)
Deferred/current tax expense (benefit)(f)	0.05	%(d)	1.28%	0.77%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	1.84	%(d)	3.08%	2.76%	1.84	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.49	)%(d)	(1.17)%	(1.82)%	(0.82	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(1.42	)%(d)	(1.07)%	(1.69)%	(0.73	)%(d)
Deferred tax benefit (expense)(g)	1.08	%(d)	(1.55)%	—%	—	%(d)
Ratio of net investment income (loss), after taxes	(0.34	)%(d)	(2.62)%	(1.69)%	(0.73	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes borrowing, federal income tax, state income tax and franchise tax expense. Without borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.75%, 1.75%, 1.76% and 1.80%, for the six months ended May 31, 2022 and the years ended November 30, 2021 and 2020, and the period ended November 30, 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,
Class Y	(Unaudited)		2021	2020	2019	2018*		2017*
Per share operating data
Net asset value, beginning of period	$4.79		$3.74	$5.48	$6.76	$7.53		$8.82
Net investment income (loss)(a)	(0.00)		(0.10)	(0.05)	(0.01)	(0.07)		(0.11)
Return of capital(a)	0.13		0.25	0.31	0.35	0.39		0.35
Net realized and unrealized gain (loss)	1.39		1.27	(1.49)	(0.96)	(0.43)		(0.87)
Total from investment operations	1.52		1.42	(1.23)	(0.62)	(0.11)		(0.63)
Less:
Return of capital	(0.16)		(0.37)	(0.51)	(0.62)	(0.62)		—
Dividends from net investment income	—		—	—	(0.04)	(0.04)		(0.66)
Total distributions	(0.16)		(0.37)	(0.51)	(0.66)	(0.66)		(0.66)
Net asset value, end of period	$6.15		$4.79	$3.74	$5.48	$6.76		$7.53
Total return(b)	31.92%		38.50%	(22.15)%	(10.36)%	(2.00)%		(7.86)%
Net assets, end of period (000’s omitted)	$321,512		$264,856	$239,896	$555,814	$1,005,677		$1,305,894
Portfolio turnover rate	17%		31%	88%	32%	36%		37%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.36	%(c)	1.40%	1.62%	1.42%	1.43%		1.43%
Expense (waivers)	(0.07	)%(c)	(0.10)%	(0.13)%	(0.09)%	(0.11	)%(d)	(0.12	)%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	1.29	%(c)	1.30%	1.49%	1.33%	1.32%		1.31%
Deferred/current tax expense (benefit)(f)	0.05	%(c)	1.28%	0.77%	—%	0.03%		—%
With fee waivers and/or expense reimbursements, after taxes	1.34	%(c)	2.58%	2.26%	1.33%	1.35%		1.31%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.99	)%(c)	(0.67)%	(1.32)%	(0.31)%	(1.04)%		(1.35)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.92	)%(c)	(0.57)%	(1.19)%	(0.22)%	(0.93)%		(1.23)%
Deferred tax benefit (expense)(g)	1.08	%(c)	(1.55)%	—%	—%	—%		—%
Ratio of net investment income (loss), after taxes	0.16	%(c)	(2.12)%	(1.19)%	(0.22)%	(0.93)%		(1.23)%

*	The financial highlights for the years ended November 30, 2018 and 2017 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing, federal income tax, state income tax and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.25%, 1.25%, 1.27%, 1.29%, 1.29% and 1.30%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,			Period ended November 30,
Class R5	(Unaudited)		2021		2020	2019(a)
Per share operating data
Net asset value, beginning of period	$4.59		$3.59		$5.29	$6.80
Net investment income (loss)(b)	(0.00)		(0.10)		(0.05)	(0.01)
Return of capital(b)	0.12		0.24		0.29	0.17
Net realized and unrealized gain (loss)	1.33		1.23		(1.43)	(1.29)
Total from investment operations	1.45		1.37		(1.19)	(1.13)
Less:
Return of capital	(0.16)		(0.37)		(0.51)	(0.36)
Dividends from net investment income	—		—		—	(0.02)
Total distributions	(0.16)		(0.37)		(0.51)	(0.38)
Net asset value, end of period	$5.88		$4.59		$3.59	$5.29
Total return(c)	31.79%		38.72%		(22.20)%	(17.13)%
Net assets, end of period (000’s omitted)	$8		$7		$5	$8
Portfolio turnover rate	17%		31%		88%	32%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.28	%(d)	1.29%		1.49%	1.30	%(d)
Expense (waivers)	(0.00	)%(d),(e)	—	%(e)	(0.01)%	—	%(d)
With fee waivers and/or expense reimbursements, before taxes(f)	1.28	%(d)	1.29%		1.48%	1.30	%(d)
Deferred/current tax expense (benefit)(g)	0.04	%(d)	1.28%		0.77%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	1.32	%(d)	2.57%		2.25%	1.30	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.91	)%(d)	(0.56)%		(1.19)%	(0.19	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(0.91	)%(d)	(0.56)%		(1.18)%	(0.19	)%(d)
Deferred tax benefit (expense)(h)	1.09	%(d)	(1.55)%		—%	—	%(d)
Ratio of net investment income (loss), after taxes	0.18	%(d)	(2.11)%		(1.18)%	(0.19	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Rounds to less than (0.01)%.
(f)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.24%, 1.24%, 1.26% and 1.26%, for the six months ended May 31, 2022 and the years ended November 30, 2021 and 2020, and the period ended November 30, 2019, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,
Class R6	(Unaudited)		2021	2020	2019	2018*	2017*
Per share operating data
Net asset value, beginning of period	$4.84		$3.77	$5.51	$6.80	$7.58	$8.85
Net investment income (loss)(a)	0.01		(0.10)	(0.05)	(0.01)	(0.07)	(0.10)
Return of capital(a)	0.13		0.25	0.32	0.36	0.39	0.35
Net realized and unrealized gain (loss)	1.39		1.29	(1.50)	(0.98)	(0.44)	(0.86)
Total from investment operations	1.53		1.44	(1.23)	(0.63)	(0.12)	(0.61)
Less:
Return of capital	(0.16)		(0.37)	(0.51)	(0.62)	(0.62)	—
Dividends from net investment income	—		—	—	(0.04)	(0.04)	(0.66)
Total distributions	(0.16)		(0.37)	(0.51)	(0.66)	(0.66)	(0.66)
Net asset value, end of period	$6.21		$4.84	$3.77	$5.51	$6.80	$7.58
Total return(b)	31.80%		38.74%	(22.03)%	(10.45)%	(2.11)%	(7.59)%
Net assets, end of period (000’s omitted)	$15,012		$14,333	$13,194	$38,414	$141,917	$140,475
Portfolio turnover rate	17%		31%	88%	32%	36%	37%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.26	%(c)	1.29%	1.49%	1.27%	1.25%	1.23%
Expense (waivers)	(0.03	)%(c)	(0.05)%	(0.06)%	—%	—%	—%
With fee waivers and/or expense reimbursements, before taxes(d)	1.23	%(c)	1.24%	1.43%	1.27%	1.25%	1.23%
Deferred/current tax expense (benefit)(e)	0.05	%(c)	1.28%	0.77%	-%	0.03%	-%
With fee waivers and/or expense reimbursements, after taxes	1.28	%(c)	2.52%	2.20%	1.27%	1.28%	1.23%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.89	)%(c)	(0.56)%	(1.19)%	(0.16)%	(0.86)%	(1.15)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.86	)%(c)	(0.51)%	(1.13)%	(0.16)%	(0.86)%	(1.15)%
Deferred tax benefit (expense)(f)	1.08	%(c)	(1.55)%	—%	—%	—%	—%
Ratio of net investment income (loss), after taxes	0.22	%(c)	(2.06)%	(1.13)%	(0.16)%	(0.86)%	(1.15)%

*	The financial highlights for the years ended November 30, 2018 and 2017 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.19%, 1.19%, 1.21%, 1.23%, 1.22% and 1.22%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco SteelPath MLP Alpha Fund

Notes to Financial Statements

May 31, 2022

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Alpha Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

16                         Invesco SteelPath MLP Alpha Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local

17                         Invesco SteelPath MLP Alpha Fund

income tax on taxable income. For the six months ended May 31, 2022, the federal income tax rate is 21 percent. The Fund is currently using an estimated rate of 1.4 percent for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2022:

Current tax (expense) benefit
Federal	$(885,726)
State	—
Total current tax (expense) benefit	$(885,726)

Deferred tax (expense) benefit
Federal	$(42,001,878)
State	(2,800,126)
Valuation allowance	45,504,354
Total deferred tax (expense) benefit	$702,350

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of federal statutory income tax rate	$(43,131,180)	(21	.00)%
State income taxes net of federal benefit	(2,875,412)	(1	.40)%
Effect of permanent differences	259,814	0.13%
Effect of prior year expiring loss carryforwards	944,774	0.46%
Return to provision adjustments	(885,726)	(0	.43)%
Change in valuation allowance	45,504,354	22.16%
Total income tax (expense) benefit	$(183,376)	(0	.08)%

For the six months ended May 31, 2022 the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of (0.08%) differed from the combined federal and state statutory tax rate of 22.40% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

The Fund intends to invest its assets primarily in MLP investments, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLP investments, the Fund reports its allocable share of the MLP investments’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

At May 31, 2022, the Fund determined a valuation allowance was required. The Fund’s assessment considered, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Additionally, various tax law changes were considered by the Fund in assessing the recoverability of its deferred tax assets. For instance, on March 27, 2020, the Coronavirus Aid, Relief, and Economic Stability Act (“CARES Act”) was signed into law. Prior to signing into law, the carryforward ability of net operating losses for tax years beginning after December 31, 2017 was governed by the Tax Cuts and Jobs Act (“TCJA”). The TCJA established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. The CARES Act delays the application of the 80% net operating loss limitation to tax years ending November 30, 2022 and beyond. In addition, the CARES Act revised the TCJA language regarding carryforward periods from “NOLs arising in taxable years ending after December 31, 2017” to “NOLs arising in taxable year beginning after December 31, 2017”. Any net operating losses generated in fiscal years ending prior to December 31, 2018 can be carried back 2 years and carried forward 20 years.

Through the consideration of these factors, the Fund has determined that it is more likely than not that the Fund’s deferred tax assets would not be fully realized. As a result, the Fund recorded a valuation allowance with respect to its deferred tax assets that are not considered to be realizable as of the six months ended May 31, 2022.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s net operating losses and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

18                         Invesco SteelPath MLP Alpha Fund

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2022 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$3,477,731
Net operating loss carryforward (tax basis) — State	4,536,642
Excess business interest expense carryforward	46,506
Capital loss carryforward (tax basis)	136,440,971
Valuation allowance	(67,663,391)
Total deferred tax asset	76,838,459

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$(76,838,459)
Unrealized ordinary gains on investment securities (tax basis)	(3,111,850)
Total deferred tax liability	(79,950,309)
Total net deferred tax asset (liability)	$(3,111,850)

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2022, the Fund paid $21,264 in interest and penalties associated with the underpayment of income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

At May 31, 2022, the Fund had net operating loss carryforwards for federal income tax purposes as follows:

Expiration date for expiring net operating loss carryforwards
None	$—
Total expiring net operating loss carryforwards	—
Total non-expiring net operating loss carryforwards	$16,560,624
Total net operating loss carryforwards	$16,560,624

At May 31, 2022, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2023	$17,033,676
11/30/2024	76,122,169
11/30/2025	476,678,663
11/30/2026	39,276,969
Total	$609,111,477

During the six months ended May 31, 2022, the Fund estimates that it will utilize $51,031,344 of capital loss carryforward.

At May 31, 2022, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$477,117,821
Gross Unrealized Appreciation	$363,195,012
Gross Unrealized Depreciation	(19,807,759)
Net Unrealized Appreciation on Investments	$343,387,253

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

19                         Invesco SteelPath MLP Alpha Fund

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand, and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the micro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $3 billion	1.10%
Next $2 billion	1.08%
Over $5 billion	1.05%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended May 31, 2022, the effective advisory fee rate incurred by the Fund was 1.10%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least March 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.24% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended May 31, 2022, the Adviser contractually reimbursed class level expenses of $109,552, $45,181, $146, $102,849, $0 and $2,027 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or

20                         Invesco SteelPath MLP Alpha Fund

sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2022, IDI advised the Fund that IDI retained $22,445, in front-end sales commissions from the sale of Class A shares and $244 and $2,417 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures for the six months ended May 31, 2022, the Fund engaged in securities purchases of $2,700,136, which did not result in any net realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $500 million, collectively by certain Invesco Funds, and which will expire on September 28, 2022. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. At May 31, 2022, the Fund had no borrowings outstanding under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due

21                         Invesco SteelPath MLP Alpha Fund

custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2022 was $126,656,856 and $184,886,724 respectively.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended May 31, 2022(a)		Year ended November 30, 2021
	Shares	Amount	Shares	Amount
Sold:
Class A	4,573,999	$24,394,727	6,084,751	$26,847,059
Class C	1,471,073	6,909,492	3,138,724	12,036,870
Class R	21,172	113,415	44,326	197,353
Class Y	7,278,258	40,926,949	14,348,308	65,608,835
Class R6	197,601	1,132,139	706,906	3,257,125

Issued as reinvestment of dividends:
Class A	1,122,366	6,066,961	3,064,837	13,876,033
Class C	576,696	2,751,956	2,144,002	8,607,619
Class R	2,291	12,230	6,312	28,607
Class Y	908,873	5,172,437	2,785,879	13,163,458
Class R6	37,200	213,072	109,627	525,370

Automatic conversion of Class C shares to Class A shares:
Class A	2,875,335	15,260,914	8,053,610	35,909,557
Class C	(3,249,538)	(15,260,914)	(8,980,122)	(35,909,557)

Reacquired:
Class A	(9,249,717)	(49,010,464)	(13,898,816)	(60,118,202)
Class C	(3,225,160)	(14,595,291)	(10,408,293)	(40,255,511)
Class R	(24,603)	(131,895)	(24,126)	(116,110)
Class Y	(11,158,716)	(61,891,311)	(26,039,241)	(117,774,824)
Class R6	(779,938)	(4,439,568)	(1,354,822)	(6,010,833)
Net increase (decrease) in share activity	(8,622,808)	$(42,375,151)	(20,218,138)	$(80,127,151)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22                         Invesco SteelPath MLP Alpha Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2021 through May 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual	Beginning Account Value (12/1/2021)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio*
		Ending Account Value (05/31/2022)¹	Epenses Paid During Period[2]	Ending Account Value (05/31/2022)¹	Epenses Paid During Period[2]
Class A	$1,000.00	$1,315.60	$10.28	$1,016.20	$8.95	1.78%
Class C	1,000.00	1,310.80	14.58	1,012.40	12.69	2.53
Class R	1,000.00	1,314.60	11.71	1,014.90	10.20	2.03
Class Y	1,000.00	1,319.20	8.85	1,017.40	7.70	1.53
Class R5	1,000.00	1,317.90	8.78	1,017.50	7.65	1.52
Class R6	1,000.00	1,318.00	8.50	1,017.70	7.39	1.47

*	For the 6-month period ended May 31, 2022 the Fund’s deferred tax liability decreased resulting in a deferred tax benefit for the period. This benefit was excluded from this example.
1.

The actual ending account value is based on the actual total return of the Fund for the period December 1, 2021 through May 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2.	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

23                         Invesco SteelPath MLP Alpha Fund

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Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

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Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 003-19338                            Invesco Distributors, Inc.                                                                      O-SPMA-SAR-1

Semiannual Report to Shareholders	May 31, 2022

Invesco SteelPath MLP Alpha Plus Fund

Nasdaq:
A: MLPLX ∎ C: MLPMX ∎ R: SPMJX ∎ Y: MLPNX ∎ R5: SPMPX ∎ R6: OSPPX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
11	Financial Highlights
17	Notes to Financial Statements
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 11/30/21 to 5/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	43.83%
Class C Shares	43.18
Class R Shares	43.78
Class Y Shares	43.94
Class R5 Shares	44.08
Class R6 Shares	44.07
S&P 500 Index▼	-8.85
Alerian MLP Index▼	32.43

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Alerian MLP Index is designed to capture the performance of energy master limited partnerships (MLPs).

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco SteelPath MLP Alpha Plus Fund

Average Annual Total Returns
As of 5/31/22, including maximum applicable sales charges
Class A Shares
Inception (2/6/12)	-0.20%
10 Years	0.32
5 Years	-0.88
1 Year	35.68
Class C Shares
Inception (5/22/12)	0.13%
10 Years	0.27
5 Years	-0.51
1 Year	41.48
Class R Shares
10 Years	0.65%
5 Years	0.03
1 Year	43.16
Class Y Shares
Inception (12/30/11)	0.72%
10 Years	1.14
5 Years	0.47
1 Year	43.84
Class R5 Shares
10 Years	1.01%
5 Years	0.48
1 Year	44.49
Class R6 Shares
Inception (6/28/13)	-1.81%
5 Years	0.66
1 Year	44.45

Effective after the close of business on May 24, 2019, Class A, Class C, Class Y and Class I shares of the Oppenheimer SteelPath MLP Alpha Plus Fund (the predecessor fund), were reorganized into Class A, Class C, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer SteelPath MLP Alpha Plus Fund. Note: The Fund was subsequently renamed the Invesco SteelPath MLP Alpha Plus Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class Y and Class R6 shares are those for Class A, Class C, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R and R5 shares incepted after the close of business on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares. Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower.

See current prospectus for more information.

3                         Invesco SteelPath MLP Alpha Plus Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
•	The Fund’s investment strategy remained appropriate for an open-end fund;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not breach the 15% limit on Illiquid Investments; and
•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco SteelPath MLP Alpha Plus Fund

Schedule of Investments

May 31, 2022

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–130.64%
Diversified–24.15%
Enterprise Products Partners L.P.(a)	1,021,098	$27,998,507
ONEOK, Inc.(a)	71,204	4,688,783
Williams Cos., Inc.(a)	369,030	13,676,252
		46,363,542
Gathering & Processing–60.93%
DCP Midstream L.P.(a)	256,267	9,202,548
Equitrans Midstream Corp.(a)	262,701	2,067,458
Hess Midstream L.P., Class A(a)	143,684	4,682,661
MPLX L.P.(a)	1,006,587	33,167,042
Targa Resources Corp.(a)	463,524	33,382,998
Western Midstream Partners L.P.(a)	1,247,112	34,482,650
		116,985,357
Natural Gas Pipeline Transportation–19.48%
Energy Transfer L.P.(a)	2,991,168	34,877,022
Kinder Morgan, Inc.(a)	128,349	2,527,192
		37,404,214
Other Energy–3.21%
Sunoco L.P.(a)	28,210	1,163,380
USA Compression Partners L.P.(a)	135,905	2,495,216
Westlake Chemical Partners L.P.(a)	94,973	2,516,785
		6,175,381

	Units	Value
Petroleum Pipeline Transportation–22.87%
Holly Energy Partners L.P.(a)	210,664	$4,002,616
Magellan Midstream Partners L.P.(a)	393,787	20,358,788
Plains All American Pipeline L.P.(a)	1,389,975	15,831,815
Plains GP Holdings L.P., Class A(a)	311,033	3,719,955
		43,913,174
Total Master Limited Partnerships And Related Entities (Cost $173,340,798)		250,841,668

	Shares
Money Market Funds–2.28%
Fidelity Treasury Portfolio, Institutional Class, 0.62% (Cost $4,372,997)(b)	4,372,997	4,372,997
TOTAL INVESTMENTS IN SECURITIES–132.92% (Cost $177,713,795)		255,214,665
OTHER ASSETS LESS LIABILITIES–(2.19)%		(4,212,180)
BORROWINGS–(30.73)%		(59,000,000)
NET ASSETS–100%		$192,002,485

Notes to Schedule of Investments:

(a)

As of May 31, 2022, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $140,079,840 as of May 31, 2022. The loan agreement requires continuous collateral whether the loan has a balance or not. See Note 6.

(b)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco SteelPath MLP Alpha Plus Fund

Portfolio Composition By Sector

% of total investments
Gathering & Processing	45.83%
Diversified	18.17
Petroleum Pipeline Transportation	17.21
Natural Gas Pipeline Transportation	14.66
Other Energy	2.42
Money Market Funds	1.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco SteelPath MLP Alpha Plus Fund

Statement of Assets and Liabilities

May 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (cost $177,713,795)	$255,214,665
Cash segregated as collateral	394,103
Receivables for:
Fund shares sold	189,501
Dividends	1,077
Investment for trustee deferred compensation and retirement plans	28,358
AMT credit carryforward	5,844
Prepaid state income tax	4,677
Other Assets	99,263
Total assets	255,937,488

Liabilities:
Payables for:
Borrowings	59,000,000
Payable for investments purchased	4,343,698
Fund shares reacquired	60,637
Accrued fees to affiliates	249,138
Accrued interest expense	82,405
Accrued trustees’ and officers’ fees and benefits	3,316
Accrued other operating expenses	167,451
Trustee deferred compensation and retirement plans	28,358
Total liabilities	63,935,003
Net Assets applicable to shares outstanding	$192,002,485

Net Assets consist of:
Shares of beneficial interest	$295,247,789
Distributable earnings (loss), net of taxes	(103,245,304)
$192,002,485

Net Assets:
Class A	$82,085,997
Class C	$50,810,368
Class R	$1,160,865
Class Y	$57,758,688
Class R5	$7,019
Class R6	$179,548

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	21,534,564
Class C	15,281,519
Class R	306,791
Class Y	14,421,776
Class R5	1,818
Class R6	43,893
Class A:
Net asset value per share	$3.81
Maximum offering price per share (net asset value of $3.81 ÷ 94.50%)	$4.03
Class C:
Net asset value and offering price per share	$3.32
Class R:
Net asset value and offering price per share	$3.78
Class Y:
Net asset value and offering price per share	$4.00
Class R5:
Net asset value and offering price per share	$3.86
Class R6:
Net asset value and offering price per share	$4.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco SteelPath MLP Alpha Plus Fund

Statement of Operations

For the six months ended May 31, 2022

(Unaudited)

Investment Income:
Distributions and dividends	$7,285,846
Less: return of capital on distributions and dividends	(6,855,977)
Less: return of capital on distributions and dividends in excess of cost basis	(50,776)
Total investment income	379,093

Expenses:
Advisory fees	1,024,059
Administrative services fees	47,017
Custodian fees	4,350
Distribution Fees:
Class A	86,145
Class C	217,075
Class R	1,723
Transfer agent fees — A, C, R and Y	90,859
Transfer agent fees — R5	1
Transfer agent fees — R6	30
State income tax expense	1,101
Trustees’ and officers’ fees and benefits	10,633
Registration and filing fees	41,355
Professional services fees	59,332
Other	18,422
Total expenses, before waivers, interest, facilities and maintenance fees, and deferred taxes	1,602,102
Interest, facilities and maintenance fees	373,520
Net expenses, before waivers and deferred taxes	1,975,622
Less: Fees waived and expenses reimbursed	(204,853)
Net expenses, before deferred taxes	1,770,769
Net investment income (loss), before deferred taxes	(1,391,676)
Net deferred tax (expense) benefit	1,212,542
Net investment income (loss), net of deferred taxes	(179,134)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities (net return of capital in excess of cost basis of $50,776)	19,643,259
Net deferred tax (expense) benefit	7,640,663
Net realized gain, net of deferred taxes	27,283,922
Change in net unrealized (depreciation) of:
Unaffiliated investment securities	39,523,235
Net deferred tax (expense) benefit	(8,853,205)
Net change in unrealized appreciation of investment securities, net of deferred taxes	30,670,030
Net realized and unrealized gain, net of deferred taxes	57,953,952
Net increase in net assets resulting from operations	$57,774,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco SteelPath MLP Alpha Plus Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2022 and the year ended November 30, 2021

(Unaudited)

	May 31, 2022	November 30, 2021
Operations:
Net investment income (loss), net of deferred taxes	$(179,134)	$(1,738,321)
Net realized gain, net of deferred taxes	27,283,922	10,709,893
Change in net unrealized appreciation, net of deferred taxes	30,670,030	34,400,213
Net increase in net assets resulting from operations	57,774,818	43,371,785

Distribution to shareholders from distributable earnings:
Class A	—	(590,753)
Class C	—	(426,746)
Class R	—	(3,455)
Class Y	—	(448,723)
Class R5	—	(56)
Class R6	—	(1,353)
Total distributions from distributable earnings	—	(1,471,086)

Return of Capital:
Class A	(2,151,791)	(4,168,388)
Class C	(1,550,831)	(3,011,151)
Class R	(21,050)	(24,378)
Class Y	(1,496,798)	(3,166,213)
Class R5	(188)	(396)
Class R6	(5,811)	(9,546)
Total return of capital	(5,226,469)	(10,380,072)
Total distributions	(5,226,469)	(11,851,158)

Share transactions–net:
Class A	4,248,383	11,633,639
Class C	2,606,484	2,932,137
Class R	504,207	229,782
Class Y	(3,507,120)	6,880,246
Class R6	(74,116)	81,785
Net increase in net assets resulting from share transactions	3,777,838	21,757,589
Net increase in net assets	56,326,187	53,278,216

Net Assets:
Beginning of period	135,676,298	82,398,082
End of period	$192,002,485	$135,676,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco SteelPath MLP Alpha Plus Fund

Statement of Cash Flows

For the six months ended May 31, 2022

(Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$57,774,818

Adjustments to reconcile the change in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(62,159,064)
Proceeds from sales of investments	51,409,089
Distributions from Master Limited Partnerships	6,906,753
Net realized gain on investment securities	(19,643,259)
Net change in unrealized appreciation on investment securities	(39,523,235)
Change in operating assets and liabilities:
Decrease in receivable prepaid taxes	2,135
Increase in receivables and other assets	(148)
Decrease in accrued expenses and other payables	58,423
Net cash provided by (used in) operating activities	(5,174,488)

Cash provided by financing activities:
Dividends paid to shareholders from distributable earnings	(1,497,097)
Proceeds from shares of beneficial interest sold	31,943,491
Disbursements from shares of beneficial interest reacquired	(32,309,183)
Proceeds from borrowings	10,000,000
Net cash provided by financing activities	8,137,211
Net increase in cash and cash equivalents	2,962,723
Cash and cash equivalents at beginning of period	1,804,377
Cash and cash equivalents at end of period	4,767,100

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$3,729,372

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$1,650
Cash paid during the period for interest, facilities and maintenance fees	$309,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights

	Six Months Ended May 31, 2022		Years Ended November 30,
Class A	(Unaudited)		2021		2020		2019		2018*		2017*
Per share operating data
Net asset value, beginning of period	$2.73		$1.95		$3.77		$5.04		$5.90		$7.26
Net investment income (loss)(a)	(0.00)		(0.03)		(0.05)		(0.07)		(0.15)		(0.18)
Return of capital(a)	0.11		0.19		0.23		0.35		0.43		0.40
Net realized and unrealized gains (losses)	2.01		0.87		(1.55)		(0.89)		(0.48)		(0.92)
Total from investment operations	2.12		1.03		(1.37)		(0.61)		(0.20)		(0.70)
Less:
Return of capital	(1.04)		(0.22)		(0.45)		(0.44)		(0.66)		(0.35)
Dividends from net investment income	—		(0.03)		—		(0.22)		—		(0.31)
Total distributions	(1.04)		(0.25)		(0.45)		(0.66)		(0.66)		(0.66)
Net asset value, end of period	$3.81		$2.73		$1.95		$3.77		$5.04		$5.90
Total return(b)	43.83%		53.66%		(36.31)%		(14.18)%		(4.29)%		(10.84)%
Net assets, end of period (000’s omitted)	$82,086		$55,512		$31,002		$42,952		$58,889		$72,455
Portfolio turnover rate	24%		42%		148%		52%		44%		46%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.28	%(c)	2.56%		3.36%		3.28%		3.10%		2.57%
Expense (waivers)	(0.25	)%(c),(d)	(0.40	)%(d)	(0.63	)%(d)	(0.26	)%(d)	(0.02	)%(d),(e)	(0.01	)%(e)
With fee waiver and/or expense reimbursement, before taxes(f)	2.03	%(c)	2.16%		2.73%		3.02%		3.08%		2.56%
Deferred tax expense (benefit)(g)	0.00	%(c)	—%		—%		—%		0.01%		—%
With fee waivers and/or expense reimbursements, after taxes	2.03	%(c)	2.16%		2.73%		3.02%		3.09%		2.56%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(1.82	)%(c)	(1.67)%		(3.01)%		(1.76)%		(2.57)%		(2.45)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.57	)%(c)	(1.27)%		(2.38)%		(1.50)%		(2.55)%		(2.44)%
Deferred tax benefit (expense)(h)	1.47	%(c)	—%		—%		—%		—%		—%
Ratio of net investment income (loss), after taxes	(0.10	)%(c)	(1.27)%		(2.38)%		(1.50)%		(2.55)%		(2.44)%

*	The financial highlights for the years ended November 30, 2018 and 2017 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.58%, 1.58%, 1.61%, 1.70%, 1.97% and 1.95%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,
Class C	(Unaudited)		2021		2020		2019		2018*		2017*
Per share operating data
Net asset value, beginning of period	$2.40		$1.75		$3.47		$4.72		$5.61		$6.99
Net investment income (loss)(a)	(0.01)		(0.05)		(0.06)		(0.10)		(0.19)		(0.22)
Return of capital(a)	0.10		0.17		0.21		0.33		0.43		0.40
Net realized and unrealized gains (losses)	1.87		0.78		(1.42)		(0.82)		(0.47)		(0.90)
Total from investment operations	1.96		0.90		(1.27)		(0.59)		(0.23)		(0.72)
Less:
Return of capital	(1.04)		(0.22)		(0.45)		(0.44)		(0.66)		(0.35)
Dividends from net investment income	—		(0.03)		—		(0.22)		—		(0.31)
Total distributions	(1.04)		(0.25)		(0.45)		(0.66)		(0.66)		(0.66)
Net asset value, end of period	$3.32		$2.40		$1.75		$3.47		$4.72		$5.61
Total return(b)	43.18%		52.31%		(36.61)%		(14.77)%		(5.10)%		(11.57)%
Net assets, end of period (000’s omitted)	$50,810		$34,598		$23,236		$23,037		$44,352		$42,115
Portfolio turnover rate	24%		42%		148%		52%		44%		46%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.03	%(c)	3.31%		4.12%		4.07%		3.89%		3.39%
Expense (waivers)	(0.25	)%(c),(d)	(0.38	)%(d)	(0.61	)%(d)	(0.26	)%(d)	(0.02	)%(d),(e)	(0.01	)%(e)
With fee waiver and/or expense reimbursement, before taxes(f)	2.78	%(c)	2.93%		3.51%		3.81%		3.87%		3.38%
Deferred tax expense (benefit)(g)	0.00	%(c)	—%		—%		—%		0.01%		—%
With fee waivers and/or expense reimbursements, after taxes	2.78	%(c)	2.93%		3.51%		3.81%		3.88%		3.38%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.57	)%(c)	(2.42)%		(3.77)%		(2.56)%		(3.36)%		(3.27)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.32	)%(c)	(2.04)%		(3.16)%		(2.30)%		(3.34)%		(3.26)%
Deferred tax benefit (expense)(h)	1.47	%(c)	—%		—%		—%		—%		—%
Ratio of net investment income (loss), after taxes	(0.85	)%(c)	(2.04)%		(3.16)%		(2.30)%		(3.34)%		(3.26)%

*	The financial highlights for the years ended November 30, 2018 and 2017 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 2.33%, 2.35%, 2.39%, 2.49%, 2.77% and 2.77%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,				Period ended November 30, 2019(a)
Class R	(Unaudited)		2021		2020
Per share operating data
Net asset value, beginning of period	$2.71		$1.95		$3.76		$5.31
Net investment income (loss)(b)	(0.01)		(0.04)		(0.05)		(0.04)
Return of capital(b)	0.11		0.19		0.19		0.17
Net realized and unrealized gains (losses)	2.01		0.86		(1.50)		(1.30)
Total from investment operations	2.11		1.01		(1.36)		(1.17)
Less:
Return of capital	(1.04)		(0.22)		(0.45)		(0.25)
Dividends from net investment income	—		(0.03)		—		(0.13)
Total distributions	(1.04)		(0.25)		(0.45)		(0.38)
Net asset value, end of period	$3.78		$2.71		$1.95		$3.76
Total return(c)	43.78%		52.60%		(36.09)%		(22.96)%
Net assets, end of period (000’s omitted)	$1,161		$448		$159		$7
Portfolio turnover rate	24%		42%		148%		52%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.53	%(d)	2.81%		3.56%		3.54	%(d)
Expense (waivers)	(0.25	)%(d),(e)	(0.40	)%(e)	(0.63	)%(e)	(0.26	)%(d),(e)
With fee waiver and/or expense reimbursement, before taxes(f)	2.28	%(d)	2.41%		2.93%		3.28	%(d)
Deferred tax expense (benefit)(g)	0.00	%(d)	—%		—%		—	%(d)
With fee waivers and/or expense reimbursements, after taxes	2.28	%(d)	2.41%		2.93%		3.28	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.07	)%(d)	(1.92)%		(3.21)%		(2.02	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(1.82	)%(d)	(1.52)%		(2.58)%		(1.76	)%(d)
Deferred tax benefit (expense)(h)	1.47	%(d)	—%		—%		—	%(d)
Ratio of net investment income (loss), after taxes	(0.35	)%(d)	(1.52)%		(2.58)%		(1.76	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(f)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.83%, 1.83%, 1.81% and 1.96%, for the six months ended May 31, 2022, the years ended November 30, 2021 and 2020 and the period ended November 30, 2019, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,
Class Y	(Unaudited)		2021		2020		2019		2018*		2017*
Per share operating data
Net asset value, beginning of period	$2.86		$2.03		$3.88		$5.15		$6.02		$7.38
Net investment income (loss)(a)	0.00		(0.03)		(0.05)		(0.06)		(0.14)		(0.16)
Return of capital(a)	0.11		0.20		0.24		0.36		0.43		0.40
Net realized and unrealized gains (losses)	2.07		0.91		(1.59)		(0.91)		(0.50)		(0.94)
Total from investment operations	2.18		1.08		(1.40)		(0.61)		(0.21)		(0.70)
Less:
Return of capital	(1.04)		(0.22)		(0.45)		(0.44)		(0.66)		(0.35)
Dividends from net investment income	—		(0.03)		—		(0.22)		—		(0.31)
Total distributions	(1.04)		(0.25)		(0.45)		(0.66)		(0.66)		(0.66)
Net asset value, end of period	$4.00		$2.86		$2.03		$3.88		$5.15		$6.02
Total return(b)	43.94%		54.02%		(36.03)%		(13.89)%		(4.39)%		(10.65)%
Net assets, end of period (000’s omitted)	$57,759		$44,921		$27,930		$42,164		$63,044		$80,663
Portfolio turnover rate	24%		42%		148%		52%		44%		46%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.03	%(c)	2.31%		3.10%		3.02%		2.84%		2.34%
Expense (waivers)	(0.25	)%(c),(d)	(0.37	)%(d)	(0.59	)%(d)	(0.26	)%(d)	(0.02	)%(d),(e)	(0.01	)%(e)
With fee waiver and/or expense reimbursement, before taxes(f)	1.78	%(c)	1.94%		2.51%		2.76%		2.82%		2.33%
Deferred tax expense (benefit)(g)	0.00	%(c)	—%		—%		—%		0.01%		—%
With fee waivers and/or expense reimbursements, after taxes	1.78	%(c)	1.94%		2.51%		2.76%		2.83%		2.33%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(1.57	)%(c)	(1.42)%		(2.75)%		(1.50)%		(2.31)%		(2.22)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.32	)%(c)	(1.05)%		(2.16)%		(1.24)%		(2.29)%		(2.21)%
Deferred tax benefit (expense)(h)	1.47	%(c)	—%		—%		—%		—%		—%
Ratio of net investment income (loss), after taxes	0.15	%(c)	(1.05)%		(2.16)%		(1.24)%		(2.29)%		(2.21)%

*	The financial highlights for the years ended November 30, 2018 and 2017 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.33%, 1.36%, 1.39%, 1.44%, 1.71% and 1.72%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,				Period ended November 30, 2019(a)
Class R5	(Unaudited)		2021		2020
Per share operating data
Net asset value, beginning of period	$2.76		$1.97		$3.78		$5.31
Net investment income (loss)(b)	0.00		(0.03)		(0.05)		(0.03)
Return of capital(b)	0.11		0.19		0.24		0.17
Net realized and unrealized gains (losses)	2.03		0.88		(1.55)		(1.29)
Total from investment operations	2.14		1.04		(1.36)		(1.15)
Less:
Return of capital	(1.04)		(0.22)		(0.45)		(0.25)
Dividends from net investment income	—		(0.03)		—		(0.13)
Total distributions	(1.04)		(0.25)		(0.45)		(0.38)
Net asset value, end of period	$3.86		$2.76		$1.97		$3.78
Total return(c)	44.08%		53.65%		(35.87)%		(22.55)%
Net assets, end of period (000’s omitted)	$7		$5		$4		$7
Portfolio turnover rate	24%		42%		148%		52%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.95	%(d)	2.23%		3.03%		2.94	%(d)
Expense (waivers)	(0.25	)%(d),(e)	(0.40	)%(e)	(0.62	)%(e)	(0.26	)%(d),(e)
With fee waiver and/or expense reimbursement, before taxes(f)	1.70	%(d)	1.83%		2.41%		2.68	%(d)
Deferred tax expense (benefit)(g)	0.00	%(d)	—%		—%		—	%(d)
With fee waivers and/or expense reimbursements, after taxes	1.70	%(d)	1.83%		2.41%		2.68	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(1.49	)%(d)	(1.34)%		(2.68)%		(1.42	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(1.24	)%(d)	(0.94)%		(2.06)%		(1.16	)%(d)
Deferred tax benefit (expense)(h)	1.47	%(d)	—%		—%		—	%(d)
Ratio of net investment income (loss), after taxes	0.23	%(d)	(0.94)%		(2.06)%		(1.16	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(f)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.25%, 1.25%, 1.29% and 1.36%, for the six months ended May 31, 2022, the years ended November 30, 2021 and 2020 and the period ended November 30, 2019, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,
Class R6	(Unaudited)		2021		2020		2019(a)		2018*		2017*
Per share operating data
Net asset value, beginning of period	$2.92		$2.06		$3.93		$5.20		$6.06		$7.41
Net investment income (loss)(b)	0.00		(0.03)		(0.05)		(0.06)		(0.13)		(0.15)
Return of capital(b)	0.12		0.21		0.27		0.39		0.43		0.40
Net realized and unrealized gains (losses)	2.09		0.93		(1.64)		(0.94)		(0.50)		(0.94)
Total from investment operations	2.21		1.11		(1.42)		(0.61)		(0.20)		(0.69)
Less:
Return of capital	(1.04)		(0.22)		(0.45)		(0.44)		(0.66)		(0.35)
Dividends from net investment income	—		(0.03)		—		(0.22)		—		(0.31)
Total distributions	(1.04)		(0.25)		(0.45)		(0.66)		(0.66)		(0.66)
Net asset value, end of period	$4.09		$2.92		$2.06		$3.93		$5.20		$6.06
Total return(c)	44.07%		54.72%		(36.09)%		(13.73)%		(4.18)%		(10.47)%
Net assets, end of period (000’s omitted)	$180		$192		$67		$299		$739		$842
Portfolio turnover rate	24%		42%		148%		52%		44%		46%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.95	%(d)	2.23%		3.03%		2.88%		2.67%		2.16%
Expense (waivers)	(0.29	)%(d),(e)	(0.44	)%(e)	(0.66	)%(e)	(0.26	)%(e)	(0.02	)%(e)	—%
With fee waiver and/or expense reimbursement, before taxes(f)	1.66	%(d)	1.79%		2.37%		2.62%		2.65%		2.16%
Deferred tax expense (benefit)(g)	0.00	%(d)	—%		—%		—%		0.01%		—%
With fee waivers and/or expense reimbursements, after taxes	1.66	%(d)	1.79%		2.37%		2.62%		2.66%		2.16%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(1.49	)%(d)	(1.34)%		(2.68)%		(1.36)%		(2.14)%		(2.04)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.20	)%(d)	(0.90)%		(2.02)%		(1.10)%		(2.12)%		(2.04)%
Deferred tax benefit (expense)(h)	1.47	%(d)	—%		—%		—%		—%		—%
Ratio of net investment income (loss), after taxes	0.27	%(d)	(0.90)%		(2.02)%		(1.10)%		(2.12)%		(2.04)%

*	The financial highlights for the years ended November 30, 2018 and 2017 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)	SteelPath Fund Class I shares automatically converted to Class R6 shares effective close of business May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(f)

Includes interest, borrowing and franchise tax expense. Without interest, borrowing and franchise tax expense, the net expense ratio would be 1.21%, 1.21%, 1.25%, 1.30%, 1.55% and 1.55%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco SteelPath MLP Alpha Plus Fund

Notes to Financial Statements

May 31, 2022

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations.

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

17                         Invesco SteelPath MLP Alpha Plus Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (“MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local

18                         Invesco SteelPath MLP Alpha Plus Fund

income tax on taxable income. For the six months ended May 31, 2022, the federal income tax rate is 21 percent. The Fund is currently using an estimated rate of 1.4 percent for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2022:

Current tax (expense) benefit
Federal	$	—
State		—
Total current tax (expense) benefit	$	—

Deferred tax (expense) benefit
Federal	$	(12,087,947)
State		(805,863)
Valuation allowance		12,893,810
Total deferred tax (expense) benefit	$	—

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of Federal statutory income tax rate	$(12,132,712)	(21.00)%
State income taxes net of federal benefit	(808,846)	(1.40)%
Effect of permanent differences	47,748	0.08%
Change in valuation allowance	12,893,810	22.32%
Total income tax (expense) benefit	$—	0.00%

For the six months ended May 31, 2022, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 0% differed from the combined federal and state statutory tax rate of 22.40% due in large part to the change in valuation allowance primarily as a result of the expiration of certain tax attributes, along with the change in unrealized appreciation.

The Fund intends to invest its assets primarily in MLP investments, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLP investments, the Fund reports its allocable share of the MLP investments’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

At May 31, 2022, the Fund determined a valuation allowance was required. The Fund’s assessment considered, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Additionally, various tax law changes were considered by the Fund in assessing the recoverability of its deferred tax assets. For instance, on March 27, 2020, the Coronavirus Aid, Relief, and Economic Stability Act (“CARES Act”) was signed into law. Prior to signing into law, the carryforward ability of net operating losses for tax years beginning after December 31, 2017 was governed by the Tax Cuts and Jobs Act (“TCJA”). The TCJA established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. The CARES Act delays the application of the 80% net operating loss limitation to tax years ending November 30, 2022 and beyond. In addition, the CARES Act revised the TCJA language regarding carryforward periods from “NOLs arising in taxable years ending after December 31, 2017” to “NOLs arising in taxable year beginning after December 31, 2017”. Any net operating losses generated in fiscal years ending prior to December 31, 2018 can be carried back 2 years and carried forward 20 years.

Through the consideration of these factors, the Fund has determined that it is more likely than not that the Fund’s deferred tax assets would not be fully realized. As a result, the Fund recorded a valuation allowance with respect to its deferred tax assets that are not considered to be realizable as of the six months ended May 31, 2022.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s net operating losses and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

19                         Invesco SteelPath MLP Alpha Plus Fund

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2022 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$3,060,663
Net operating loss carryforward (tax basis) — State	510,281
Excess business interest expense carryforward	5,186
Capital loss carryforward (tax basis)	16,886,658
Book to tax differences — income recognized from MLPs	120,688
Valuation allowance	(3,905,976)
Total deferred tax asset	16,677,500

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$(16,677,500)
Total deferred tax liability	(16,677,500)
Total net deferred tax asset (liability)	$—

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2022, the Fund paid $5,849 in interest and penalties associated with the underpayment of income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

At May 31, 2022, the Fund had net operating loss carryforwards for federal income tax purposes as follows:

Expiration date for expiring net operating loss carryforwards
11/30/2036	$6,171,060
11/30/2038	7,156,738
Total expiring net operating loss carryforwards	13,327,798
Total non-expiring net operating loss carryforwards	$1,246,774
Total net operating loss carryforwards	$14,574,572

At May 31, 2022, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2025	$68,716,406
11/30/2026	6,670,459
Total	$75,386,865

During the six months ended May 31, 2022, the Fund estimates that it will utilize $7,803,935 of capital loss carryforward.

At May 31, 2022, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$182,182,759
Gross Unrealized Appreciation	$78,557,444
Gross Unrealized Depreciation	(5,525,538)
Net Unrealized Appreciation on Investments	$73,031,906

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported

20                         Invesco SteelPath MLP Alpha Plus Fund

amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

L.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds, cash pledged as collateral and other investments held in lieu of cash and excludes investments made with cash collateral received. The cash pledged as collateral included in Cash and Cash Equivalents is restricted cash.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $3 billion	1.25%
Next $2 billion	1.23%
Over $5 billion	1.20%
*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended May 31, 2022, the effective advisory fee rate incurred by the Fund was 1.25%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least March 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.83%, 2.60%, 2.08%, 1.61%, 1.51% and 1.46%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

The Adviser has voluntarily agreed to reduce its advisory fee by 0.25% of the Fund’s daily net assets. The advisory fee reduction is a voluntary undertaking and may be terminated by the Adviser in consultation with the Board at any time. The Adviser voluntarily reimbursed expenses of $86,155, $54,275, $868, $63,258, $8 and $249 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

For the six months ended May 31, 2022, the Adviser contractually reimbursed class level expenses of $0, $0, $0, $0, $0 and $40 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the

21                         Invesco SteelPath MLP Alpha Plus Fund

six months ended May 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2022, IDI advised the Fund that IDI retained $4,776 in front-end sales commissions from the sale of Class A shares and $0 and $4,106 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended May 31, 2022, the Fund incurred $3,636 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended May 31, 2022, the Fund engaged in securities purchases of $758,172.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $500 million, collectively by certain Invesco Funds and which will expire on September 28, 2022. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended May 31, 2022, the average daily balance of borrowing under the revolving credit and security agreement was $51,857,143 with an average interest rate of 1.38%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

22                         Invesco SteelPath MLP Alpha Plus Fund

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2022 was $66,502,762 and $51,409,089, respectively.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended May 31, 2022(a)		Year ended November 30, 2021
	Shares	Amount	Shares	Amount
Sold:
Class A	3,015,300	$10,112,211	7,026,414	$19,415,683
Class C	2,112,653	6,185,858	3,974,705	9,131,707
Class R	143,827	510,742	80,594	223,690
Class Y	3,841,820	13,590,753	8,423,265	24,350,358
Class R6	4,284	15,721	197,608	620,667
Issued as reinvestment of dividends:
Class A	487,657	1,676,007	1,356,708	3,628,111
Class C	332,558	997,939	932,716	2,211,595
Class R	5,107	17,787	8,708	23,281
Class Y	286,915	1,033,082	859,809	2,403,553
Class R6	1,241	4,557	3,170	9,096
Automatic conversion of Class C shares to Class A shares:
Class A	475,705	1,605,721	1,796,778	4,353,243
Class C	(543,310)	(1,605,721)	(2,014,480)	(4,353,243)
Reacquired:
Class A	(2,779,166)	(9,145,556)	(5,721,499)	(15,763,398)
Class C	(1,033,442)	(2,971,592)	(1,755,923)	(4,057,922)
Class R	(7,316)	(24,322)	(5,758)	(17,189)
Class Y	(5,411,406)	(18,130,955)	(7,315,743)	(19,873,665)
Class R6	(27,447)	(94,394)	(167,244)	(547,978)
Net increase in share activity	904,980	$3,777,838	7,679,828	$21,757,589

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23                         Invesco SteelPath MLP Alpha Plus Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2021 through May 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Actual	Beginning Account Value (12/1/2021)	Ending Account Value (05/31/2022)¹	Epenses Paid During Period[2]	Ending Account Value (05/31/2022)¹	Epenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,438.30	$12.34	$1,014.90	$10.20	2.03%
Class C	1,000.00	1,431.80	16.98	1,011.10	14.04	2.78
Class R	1,000.00	1,437.80	13.86	1,013.60	11.45	2.28
Class Y	1,000.00	1,439.40	11.01	1,016.10	9.10	1.78
Class R5	1,000.00	1,440.80	10.41	1,016.50	8.60	1.70
Class R6	1,000.00	1,440.70	10.10	1,016.70	8.35	1.66

1.

The actual ending account value is based on the actual total return of the Fund for the period December 1, 2021 through May 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2.	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

24                         Invesco SteelPath MLP Alpha Plus Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	0-SPMAP-SAR-1

Semiannual Report to Shareholders	May 31, 2022

Invesco SteelPath MLP Income Fund

Nasdaq:
A: MLPDX ∎ C: MLPRX ∎ R: SPNNX ∎ Y: MLPZX ∎ R5: SPMQX ∎ R6: OSPMX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
17	Notes to Financial Statements
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 11/30/21 to 5/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	25.55%
Class C Shares	24.80
Class R Shares	25.22
Class Y Shares	25.58
Class R5 Shares	25.28
Class R6 Shares	25.51
S&P 500 Index▼	-8.85
Alerian MLP Index▼	32.43
Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

The Alerian MLP Index is designed to capture the performance of energy master limited partnerships (MLPs).

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco SteelPath MLP Income Fund

Average Annual Total Returns
As of 5/31/22, including maximum applicable sales charges
Class A Shares
Inception (3/31/10)	3.47%
10 Years	2.84
5 Years	4.39
1 Year	19.16
Class C Shares
Inception (6/10/11)	2.47%
10 Years	2.81
5 Years	4.77
1 Year	24.11
Class R Shares
10 Years	3.16%
5 Years	5.30
1 Year	25.81
Class Y Shares
Inception (3/31/10)	4.19%
10 Years	3.67
5 Years	5.80
1 Year	26.44
Class R5 Shares
10 Years	3.50%
5 Years	5.73
1 Year	26.19
Class R6 Shares
Inception (6/28/13)	1.85%
5 Years	5.89
1 Year	26.36

Effective after the close of business on May 24, 2019, Class A, Class C, Class Y and Class I shares of the Oppenheimer SteelPath MLP Income Fund (the predecessor fund), were reorganized into Class A, Class C, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer SteelPath MLP Income Fund. Note: The Fund was subsequently renamed the Invesco SteelPath MLP Income Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class Y and Class R6 shares are those for Class A, Class C, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R and R5 shares incepted after the close of business on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower.

See current prospectus for more information.

3                         Invesco SteelPath MLP Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
•	The Fund’s investment strategy remained appropriate for an open-end fund;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not breach the 15% limit on Illiquid Investments; and
•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco SteelPath MLP Income Fund

Schedule of Investments

May 31, 2022

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–101.58%
Diversified–0.00%
Phillips 66	500	$50,405
Gathering & Processing–36.64%
Antero Midstream Corp.	22,394,063	243,199,524
Crestwood Equity Partners L.P.	400,000	11,656,000
EnLink Midstream LLC(b)	22,982,821	262,004,159
Evolve Transition Infrastucture L.P.(a)	1,747,546	994,354
MPLX L.P.	11,789,596	388,467,188
Summit Midstream Partners L.P.(a)(b)	738,629	13,553,842
Western Midstream Partners L.P.	6,003,090	165,985,439
		1,085,860,506
Natural Gas Pipeline Transportation–13.32%
Energy Transfer L.P.	33,860,950	394,818,682
Other Energy–24.30%
Arko Corp.	1,626,925	14,691,133
CrossAmerica Partners L.P.(b)	3,248,183	72,954,190
GasLog Partners L.P.	1,182,738	6,256,684
Global Partners L.P.(b)	3,533,735	104,951,930
Hoegh LNG Partners L.P.	481,070	4,368,116
KNOT Offshore Partners L.P.(b)	1,776,804	30,738,709
Suburban Propane Partners L.P.	895,601	15,269,997
Sunoco L.P.(b)	5,546,543	228,739,433
USA Compression Partners L.P.(b)	12,026,468	220,805,952
Westlake Chemical Partners L.P.	800,000	21,200,000
		719,976,144
Petroleum Pipeline Transportation–26.02%
Delek Logistics Partners L.P.	1,755,642	94,137,524
Genesis Energy L.P.(b)	7,695,932	94,198,208
Magellan Midstream Partners L.P.	4,134,387	213,747,808
NGL Energy Partners L.P.(a)(b)	12,412,037	23,210,509
NuStar Energy L.P.(b)	11,668,026	187,271,817
PBF Logistics L.P.	2,569,653	41,833,951
Plains All American Pipeline L.P.	8,633,333	98,333,663
Shell Midstream Partners L.P.	1,300,000	18,382,000
		771,115,480
Terminalling & Storage–1.30%
Blueknight Energy Partners L.P.(b)	2,126,752	9,634,187
Martin Midstream Partners L.P.(b)	7,026,434	28,808,379
		38,442,566
Total Master Limited Partnerships And Related Entities (Cost $2,114,115,273)		3,010,263,783

	Units	Value
Preferred Master Limited Partnerships And Related Entities–0.43%
Other Energy–0.09%
Global Partners L.P., 9.50%(b)(e)	100,000	$2,650,000
Terminalling & Storage–0.34%
Altera Infrastructure L.P., 7.25%(a)(e)	588,440	3,230,535
Blueknight Energy Partners L.P., 11.00%(b)(c)(e)	794,917	6,820,388
		10,050,923
Total Preferred Master Limited Partnerships And Related Entities (Cost $11,994,182)		12,700,923

	Shares
Money Market Funds–0.02%
Fidelity Treasury Portfolio, Institutional Class, 0.62% (Cost $789,701)(d)	789,701	789,701
TOTAL INVESTMENTS IN SECURITIES–102.03% (Cost $2,126,899,156)		3,023,754,407
OTHER ASSETS LESS LIABILITIES–(2.03)%		(60,249,820)
NET ASSETS–100%		$2,963,504,587

See accompanying notes which are an integral part of this schedule.

5                         Invesco SteelPath MLP Income Fund

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)

Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended May 31, 2022, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Value November 30, 2021				Change in Unrealized Appreciation (Depreciation)	Value May 31, 2022	Dividends and Distributions
		Purchases at cost	Proceeds from Sales	Realized Gain (Loss)			Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
Blueknight Energy Partners L.P.	$6,975,746	$—	$—	$—	$2,738,267	$9,634,187	$(79,826)	$145,382	$—
CrossAmerica Partners L.P.	64,541,396	—	—	—	11,823,386	72,954,190	(3,410,592)	—	—
EnLink Midstream LLC[i]	179,444,439	—	(42,587,637)	2,269,149	128,612,587	262,004,159	(5,734,379)	—	—
Genesis Energy L.P.	80,174,454	—	(2,715,691)	(3,223,684)	20,380,429	94,198,208	(417,300)	1,966,480	—
Global Partners L.P.	80,996,809	—	(726,606)	440,518	28,440,516	104,951,930	(4,199,307)	—	—
KNOT Offshore Partners L.P.	27,895,823	—	—	—	3,975,634	30,738,709	(1,132,748)	—	715,128
Martin Midstream Partners L.P.	19,392,958	—	—	—	9,485,606	28,808,379	(70,185)	79	—
NGL Energy Partners L.P.	25,320,555	—	—	—	(2,110,046)	23,210,509	—	—	—
NuStar Energy L.P.	131,681,998	34,835,139	—	—	29,029,471	187,271,817	(8,274,791)	309,631	—
Summit Midstream Partners L.P.	22,070,250	—	—	(179)	(8,516,229)	13,553,842	—	—	—
Sunoco L.P.	231,167,036	—	(20,842,060)	14,205,932	11,478,379	228,739,433	(7,269,854)	2,135,138	—
USA Compression Partners L.P.	172,261,815	5,031,161	—	—	51,353,952	220,805,952	(7,840,976)	4,786,815	—
Preferred MLP Investments and Related Entities
Blueknight Energy Partners L.P.	6,605,760	—	—	—	498,811	6,820,388	(284,183)	—	—
Global Partners L.P.[i]	2,687,000	—	—	—	(37,000)	2,650,000	—	—	118,750
	$1,051,216,039	$39,866,300	$(66,871,994)	$13,691,736	$287,153,763	$1,286,341,703	$(38,714,141)	$9,343,525	$833,878

i.	As of May 31, 2022, the security was not considered as an affiliate of the Fund.

(c)

Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as (Referenced Rate + Basis-point spread).

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(e)	Perpetual security. Maturity date is not applicable.

See accompanying Notes to Financial Statements which are anintegral part of the financial statements.

6                         Invesco SteelPath MLP Income Fund

Portfolio Composition By Sector

% of total net assets
Gathering & Processing	36.64%
Petroleum Pipeline Transportation	26.02
Other Energy	24.39
Natural Gas Pipeline Transportation	13.32
Terminalling & Storage	1.64
Diversified	0.00
Money Market Funds Plus Other Assets Less Liabilities	(2.01)

7                         Invesco SteelPath MLP Income Fund

Statement of Assets and Liabilities

May 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (cost $1,036,466,984)	$2,002,066,863
Investments in affiliates, at value (cost $1,090,432,172)	1,021,687,544
Receivable for:
Fund shares sold	3,793,871
Investments sold	853,630
Dividends	38,639
Prepaid state income tax	231,863
Investment for trustee deferred compensation and retirement plans	111,190
Other assets	194,775
Total assets	3,028,978,375

Liabilities:
Payables for:
Fund shares reacquired	2,986,312
Accrued fees to affiliates	3,555,023
Accrued interest expense	49,131
Accrued trustees’ and officers’ fees and benefits	5,048
Deferred tax liability, net	58,183,237
Accrued other operating expenses	583,847
Trustee deferred compensation and retirement plans	111,190
Total liabilities	65,473,788
Net assets applicable to shares outstanding	$2,963,504,587

Net assets consist of:
Shares of beneficial interest	$3,117,478,238
Distributable earnings (loss), net of taxes	(153,973,651)
$2,963,504,587

Net Assets:
Class A	1,499,579,510
Class C	520,978,138
Class R	2,036,906
Class Y	905,658,776
Class R5	8,448
Class R6	35,242,809

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	317,987,051
Class C	129,168,280
Class R	436,338
Class Y	180,845,360
Class R5	1,773
Class R6	6,953,559
Class A:
Net asset value per share	$4.72
Maximum offering price per share (net asset value $4.72 ÷ 94.50%)	$4.99
Class C:
Net asset value and offering price per share	$4.03
Class R:
Net asset value and offering price per share	$4.67
Class Y:
Net asset value and offering price per share	$5.01
Class R5:
Net asset value and offering price per share	$4.76
Class R6:
Net asset value and offering price per share	$5.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco SteelPath MLP Income Fund

Statement of Operations

For the six months ended May 31, 2022

(Unaudited)

Investment income:
Distributions and dividends ($833,878 income from affiliates)	$108,951,599
Less: return of capital on distributions and dividends ($38,714,141 from affiliates)	(97,323,229)
Less: return of capital on distributions and dividends in excess of cost basis ($9,343,525 from affiliates)	(10,619,732)
Total investment income	1,008,638

Expenses:
Advisory fees	12,811,693
Administrative services fees	467,109
Custodian fees	63,464
Distribution fees:
Class A	1,722,034
Class C	2,456,124
Class R	4,412
Transfer agent fees — A, C, R and Y	1,385,187
Transfer agent fees — R5	2
Transfer agent fees — R6	5,165
Interest, facilities and maintenance fees	424,897
State income tax expense	(5,427)
Trustees’ and officers’ fees and benefits	19,948
Registration and filing fees	74,198
Reports to shareholders	64,474
Professional services fees	74,598
Other	16,389
Total expenses, before waivers and deferred taxes	19,584,267
Less: Expenses reimbursed	(158,040)
Net expenses, before deferred taxes	19,426,227
Net investment income (loss), before deferred taxes	(18,417,589)
Net deferred tax (expense) benefit	41,619,794
Net investment income (loss), net of deferred taxes	23,202,205

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities (net return of capital in excess of cost basis of $1,276,207)
(includes net gain (losses) from securities sold to affiliates of $(4,730,382))	12,684,796
Affiliated investment securities (net return of capital in excess of cost basis of $9,343,525)	13,691,736
Net deferred tax (expense)/benefit	48,440,030
Net realized gain, net of taxes	74,816,562
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	360,195,848
Affiliated investment securities	287,153,763
Net deferred tax (expense)/benefit	(148,243,061)
Net change in net unrealized appreciation of investment securities, net of deferred taxes	499,106,550
Net realized and unrealized gain, net of deferred tax	573,923,112
Net (increase) in net assets resulting from operations	$597,125,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco SteelPath MLP Income Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2022 and the year ended November 30, 2021

(Unaudited)

	May 31, 2022	November 30, 2021
Operations:
Net investment income (loss), net of deferred taxes	$23,202,205	$(27,832,819)
Net realized gain (loss), net of deferred taxes	74,816,562	(23,480,676)
Change in net unrealized appreciation, net of deferred taxes	499,106,550	854,349,958
Net increase in net assets resulting from operations	597,125,317	803,036,463

Return of capital:
Class A	(51,915,621)	(120,494,023)
Class C	(21,418,833)	(57,669,126)
Class R	(67,177)	(115,721)
Class Y	(28,628,059)	(60,717,764)
Class R5	(290)	(696)
Class R6	(1,192,329)	(2,810,937)
Total return of capital	(103,222,309)	(241,808,267)

Share transactions–net:
Class A	(6,300,659)	109,633,978
Class C	(23,078,857)	(103,850,185)
Class R	198,002	625,922
Class Y	121,092,343	13,028,269
Class R6	(4,071,430)	(1,591,790)
Net increase in net assets resulting from share transactions	87,839,399	17,846,194
Net increase in net assets	581,742,407	579,074,390

Net assets:
Beginning of period	2,381,762,180	1,802,687,790
End of period	$2,963,504,587	$2,381,762,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco SteelPath MLP Income Fund

Financial Highlights

	Six Months Ended May 31, 2022		Years Ended November 30,
Class A	(Unaudited)		2021	2020	2019	2018*		2017*
Per share operating data
Net asset value, beginning of period	$3.90		$2.95	$4.32	$5.14	$5.92		$7.10
Net investment income (loss)(a)	0.04		(0.04)	(0.03)	(0.06)	(0.08)		(0.08)
Return of capital(a)	0.12		0.25	0.31	0.40	0.44		0.39
Net realized and unrealized gain (loss)	0.82		1.13	(1.11)	(0.48)	(0.46)		(0.78)
Total from investment operations	0.98		1.34	(0.83)	(0.14)	(0.10)		(0.47)
Less:
Return of capital	(0.16)		(0.39)	(0.54)	(0.68)	(0.68)		(0.62)
Dividends from net investment income	—		—	—	—	—	(b)	(0.09)
Total distributions	(0.16)		(0.39)	(0.54)	(0.68)	(0.68)		(0.71)
Net asset value, end of period	$4.72		$3.90	$2.95	$4.32	$5.14		$5.92
Total return(c)	25.55%		46.12%	(17.70)%	(3.89)%	(2.23)%		(7.58)%
Net assets, end of period (000’s omitted)	$1,499,580		$1,247,416	$861,681	$1,162,368	$1,246,886		$1,378,553
Portfolio turnover rate	6%		22%	44%	35%	30%		17%

Ratios/ supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.39	%(d)	1.43%	1.51%	1.50%	1.55%		1.53%
Expense (waivers)	(0.01	)%(d)	(0.04)%	(0.05)%	(0.05)%	(0.10	)%(e)	(0.11	)%(e)
With fee waivers and/or expense reimbursements, before taxes(f)	1.38	%(d)	1.39%	1.46%	1.45%	1.45%		1.42%
Deferred/current tax expense (benefit)(g)	4.31	%(d)	—%	—%	—%	—%		—%
With fee waivers and/or expense reimbursements, after taxes	5.69	%(d)	1.39%	1.46%	1.45%	1.45%		1.42%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.32	)%(d)	(1.14)%	(1.18)%	(1.22)%	(1.46)%		(1.29)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.31	)%(d)	(1.10)%	(1.13)%	(1.17)%	(1.36)%		(1.18)%
Deferred tax benefit (expense)(h)	3.08	%(d)	—%	—%	—%	—%		—%
Ratio of net investment income (loss), after taxes	1.77	%(d)	(1.10)%	(1.13)%	(1.17)%	(1.36)%		(1.18)%

*	The financial highlights for the year ended November 30, 2018 and 2017 reflect restated values. See Note 10—Restatment in the Notes to Financials Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)	Rounds to less than $(0.005) per share.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.35%, 1.35%, 1.37% 1.41%, 1.41%, and 1.41%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018, and 2017, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,
Class C	(Unaudited)		2021	2020	2019	2018*		2017*
Per share operating data
Net asset value, beginning of period	$3.37		$2.61	$3.92	$4.76	$5.57		$6.77
Net investment income (loss)(a)	0.02		(0.06)	(0.05)	(0.09)	(0.12)		(0.13)
Return of capital(a)	0.10		0.21	0.28	0.37	0.44		0.39
Net realized and unrealized gain (loss)	0.70		1.00	(1.00)	(0.44)	(0.45)		(0.75)
Total from investment operations	0.82		1.15	(0.77)	(0.16)	(0.13)		(0.49)
Less:
Return of capital	(0.16)		(0.39)	(0.54)	(0.68)	(0.68)		(0.62)
Dividends from net investment income	—		—	—	—	—	(b)	(0.09)
Total distributions	(0.16)		(0.39)	(0.54)	(0.68)	(0.68)		(0.71)
Net asset value, end of period	$4.03		$3.37	$2.61	$3.92	$4.76		$5.57
Total return(c)	24.80%		44.81%	(17.99)%	(4.68)%	(2.95)%		(8.27)%
Net assets, end of period (000’s omitted)	$520,978		$456,811	$436,611	$690,751	$823,980		$973,023
Portfolio turnover rate	6%		22%	44%	35%	30%		17%

Ratios/ supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.14	%(d)	2.18%	2.26%	2.29%	2.33%		2.31%
Expense (waivers)	(0.01	)%(d)	(0.04)%	(0.05)%	(0.05)%	(0.10	)%(e)	(0.11	)%(e)
With fee waivers and/or expense reimbursements, before taxes(f)	2.13	%(d)	2.14%	2.21%	2.24%	2.23%		2.20%
Deferred/current tax expense (benefit)(g)	4.31	%(d)	—%	—%	—%	—%		—%
With fee waivers and/or expense reimbursements, after taxes	6.44	%(d)	2.14%	2.21%	2.24%	2.23%		2.20%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(2.07	)%(d)	(1.89)%	(1.93)%	(2.01)%	(2.24)%		(2.07)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.06	)%(d)	(1.85)%	(1.88)%	(1.96)%	(2.14)%		(1.96)%
Deferred tax benefit (expense)(h)	3.08	%(d)	—%	—%	—%	—%		—%
Ratio of net investment income (loss), after taxes	1.02	%(d)	(1.85)%	(1.88)%	(1.96)%	(2.14)%		(1.96)%

*	The financial highlights for the year ended November 30, 2018 and 2017 reflect restated values. See Note 10—Restatment in the Notes to Financials Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)	Rounds to less than $(0.005) per share.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 2.10%, 2.10%, 2.12%, 2.20%, 2.19%, and 2.19%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018, and 2017, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,		Period ended November 30,
Class R	(Unaudited)		2021	2020	2019(a)
Per share operating data
Net asset value, beginning of period	$3.87		$2.94	$4.31	$5.46
Net investment income (loss)(b)	0.03		(0.05)	(0.04)	(0.03)
Return of capital(b)	0.12		0.25	0.29	0.19
Net realized and unrealized gain (loss)	0.81		1.12	(1.08)	(0.91)
Total from investment operations	0.96		1.32	(0.83)	(0.75)
Less:
Return of capital	(0.16)		(0.39)	(0.54)	(0.40)
Dividends from net investment income	—		—	—	—
Total distributions	(0.16)		(0.39)	(0.54)	(0.40)
Net asset value, end of period	$4.67		$3.87	$2.94	$4.31
Total return(c)	25.22%		45.59%	(17.71)%	(14.41)%
Net assets, end of period (000’s omitted)	$2,037		$1,512	$693	$166
Portfolio turnover rate	6%		22%	44%	35%

Ratios/ supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.64	%(d)	1.68%	1.76%	1.71	%(d)
Expense (waivers)	(0.01	)%(d)	(0.04)%	(0.05)%	(0.05	)%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	1.63	%(d)	1.64%	1.71%	1.66	%(d)
Deferred/current tax expense (benefit)(f)	4.31	%(d)	—%	—%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	5.94	%(d)	1.64%	1.71%	1.66	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.57	)%(d)	(1.39)%	(1.43)%	(1.43	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(1.56	)%(d)	(1.35)%	(1.38)%	(1.38	)%(d)
Deferred tax benefit (expense)(g)	3.08	%(d)	—%	—%	—	%(d)
Ratio of net investment income (loss), after taxes	1.52	%(d)	(1.35)%	(1.38)%	(1.38	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.60%, 1.60%, 1.62% and 1.62%, for the six months ended May 31, 2022 and the years ended November 30, 2021 and 2020, and the period ended November 30, 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,
Class Y	(Unaudited)		2021	2020	2019	2018*		2017*
Per share operating data
Net asset value, beginning of period	$4.13		$3.10	$4.49	$5.31	$6.08		$7.25
Net investment income (loss)(a)	0.05		(0.03)	(0.03)	(0.05)	(0.07)		(0.06)
Return of capital(a)	0.13		0.26	0.32	0.41	0.44		0.39
Net realized and unrealized gain (loss)	0.86		1.19	(1.14)	(0.50)	(0.46)		(0.79)
Total from investment operations	1.04		1.42	(0.85)	(0.14)	(0.09)		(0.46)
Less:
Return of capital	(0.16)		(0.39)	(0.54)	(0.68)	(0.68)		(0.62)
Dividends from net investment income	—		—	—	—	—	(b)	(0.09)
Total distributions	(0.16)		(0.39)	(0.54)	(0.68)	(0.68)		(0.71)
Net asset value, end of period	$5.01		$4.13	$3.10	$4.49	$5.31		$6.08
Total return(c)	25.58%		46.50%	(17.43)%	(3.76)%	(1.99)%		(7.28)%
Net assets, end of period (000’s omitted)	$905,659		$643,291	$476,921	$714,214	$820,187		$870,833
Portfolio turnover rate	6%		22%	44%	35%	30%		17%

Ratios/ supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.14	%(d)	1.18%	1.26%	1.24%	1.29%		1.27%
Expense (waivers)	(0.01	)%(d)	(0.04)%	(0.05)%	(0.05)%	(0.10	)%(e)	(0.11	)%(e)
With fee waivers and/or expense reimbursements, before taxes(f)	1.13	%(d)	1.14%	1.21%	1.19%	1.19%		1.16%
Deferred/current tax expense (benefit)(g)	4.31	%(d)	—%	—%	—%	—%		—%
With fee waivers and/or expense reimbursements, after taxes	5.44	%(d)	1.14%	1.21%	1.19%	1.19%		1.16%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.07	)%(d)	(0.89)%	(0.93)%	(0.96)%	(1.20)%		(1.03)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.06	)%(d)	(0.85)%	(0.88)%	(0.91)%	(1.10)%		(0.92)%
Deferred tax benefit (expense)(h)	3.08	%(d)	—%	—%	—%	—%		—%
Ratio of net investment income (loss), after taxes	2.02	%(d)	(0.85)%	(0.88)%	(0.91)%	(1.10)%		(0.92)%

*	The financial highlights for the year ended November 30, 2018 and 2017 reflect restated values. See Note 10—Restatment in the Notes to Financials Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)	Rounds to less than $(0.005) per share.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(f)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.10%, 1.10%, 1.12%, 1.15%, 1.15% and 1.15%, for the six months ended May 31, 2022 andthe years ended November 30, 2021, 2020, 2019, 2018, and 2017, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,		Period ended November 30,
Class R5	(Unaudited)		2021	2020	2019(a)
Per share operating data
Net asset value, beginning of period	$3.94		$2.97	$4.32	$5.46
Net investment income (loss)(b)	0.05		(0.03)	(0.02)	(0.02)
Return of capital(b)	0.12		0.25	0.31	0.20
Net realized and unrealized gain (loss)	0.81		1.14	(1.10)	(0.92)
Total from investment operations	0.98		1.36	(0.81)	(0.74)
Less:
Return of capital	(0.16)		(0.39)	(0.54)	(0.40)
Dividends from net investment income	—		—	—	—
Total distributions	(0.16)		(0.39)	(0.54)	(0.40)
Net asset value, end of period	$4.76		$3.94	$2.97	$4.32
Total return(c)	25.28%		46.54%	(17.17)%	(14.23)%
Net assets, end of period (000’s omitted)	$8		$7	$5	$8
Portfolio turnover rate	6%		22%	44%	35%

Ratios/ supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.06	%(d)	1.07%	1.14%	1.12	%(d)
Expense (waivers)	—	%(d)	—%	—%	—	%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	1.06	%(d)	1.07%	1.14%	1.12	%(d)
Deferred/current tax expense (benefit)(f)	4.31	%(d)	—%	—%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	5.37	%(d)	1.07%	1.14%	1.12	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.99	)%(d)	(0.78)%	(0.81)%	(0.84	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(0.99	)%(d)	(0.78)%	(0.81)%	(0.84	)%(d)
Deferred tax benefit (expense)(g)	3.08	%(d)	—%	—%	—	%(d)
Ratio of net investment income (loss), after taxes	2.09	%(d)	(0.78)%	(0.81)%	(0.84	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.03%, 1.03%, 1.05% and 1.08%, for the six months ended May 31, 2022 and the years ended November 30, 2021 and 2020, and the period ended November 30, 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,
Class R6	(Unaudited)		2021	2020	2019	2018*	2017*
Per share operating data
Net asset value, beginning of period	$4.18		$3.13	$4.52	$5.34	$6.10	$7.27
Net investment income (loss)(a)	0.05		(0.03)	(0.03)	(0.04)	(0.06)	(0.06)
Return of capital(a)	0.13		0.26	0.32	0.42	0.44	0.39
Net realized and unrealized gain (loss)	0.87		1.21	(1.14)	(0.52)	(0.46)	(0.79)
Total from investment operations	1.05		1.44	(0.85)	(0.14)	(0.08)	(0.46)
Less:
Return of capital	(0.16)		(0.39)	(0.54)	(0.68)	(0.68)	(0.62)
Dividends from net investment income	—		—	—	—	— (b)	(0.09)
Total distributions	(0.16)		(0.39)	(0.54)	(0.68)	(0.68)	(0.71)
Net asset value, end of period	$5.07		$4.18	$3.13	$4.52	$5.34	$6.10
Total return(c)	25.51%		46.70%	(17.33)%	(3.75)%	(1.82)%	(7.26)%
Net assets, end of period (000’s omitted)	$35,243		$32,725	$26,777	$24,245	$22,054	$22,409
Portfolio turnover rate	6%		22%	44%	35%	30%	17%

Ratios/ supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.06	%(d)	1.07%	1.14%	1.10%	1.11%	1.08%
Expense (waivers)	—	%(d)	—%	—%	—%	—%	—%
With fee waivers and/or expense reimbursements, before taxes(e)	1.06	%(d)	1.07%	1.14%	1.10%	1.11%	1.08%
Deferred/current tax expense (benefit)(f)	4.31	%(d)	—%	—%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	5.37	%(d)	1.07%	1.14%	1.10%	1.11%	1.08%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.99	)%(d)	(0.78)%	(0.81)%	(0.82)%	(1.03)%	(0.84)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.99	)%(d)	(0.78)%	(0.81)%	(0.82)%	(1.03)%	(0.84)%
Deferred tax benefit (expense)(g)	3.08	%(d)	—%	—%	—%	—%	—%
Ratio of net investment income (loss), after taxes	2.09	%(d)	(0.78)%	(0.81)%	(0.82)%	(1.03)%	(0.84)%

*	The financial highlights for the years ended November 30, 2018 and 2017 reflect restated values. See Note 10-Restatement in the Notes to Financial Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)	Rounds to less than $(0.005) per share.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes borrowing, state income tax and franchise tax expense. Without borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.03%, 1.03%, 1.05%, 1.06%, 1.07%, and 1.07%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018, and 2017, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco SteelPath MLP Income Fund

Notes to Financial Statements

May 31, 2022

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations.

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

17                         Invesco SteelPath MLP Income Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local

18                         Invesco SteelPath MLP Income Fund

income tax on taxable income. For the six months ended May 31, 2022, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.9% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2022:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—

Deferred tax (expense) benefit
Federal	$(138,200,812)
State	(12,503,881)
Valuation allowance	92,521,456
Total deferred tax (expense) benefit	$(58,183,237)

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of federal statutory income tax rate	$(137,614,796)	(21.00)%
State income taxes net of federal benefit	(12,450,862)	(1.90)%
Effect of permanent differences	(639,035)	(0.10)%
Change in valuation allowance	92,521,456	14.12%
Total income tax (expense) benefit	$(58,183,237)	(8.88)%

For the six months ended May 31, 2022, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 8.88% differed from the combined federal and state statutory tax rate of 22.90% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

The Fund intends to invest its assets primarily in MLP investments, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLP investments, the Fund reports its allocable share of the MLP investments’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

At May 31, 2022, the Fund determined a valuation allowance was not required. The Fund’s assessment considered, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Additionally, various tax law changes were considered by the Fund in assessing the recoverability of its deferred tax assets. For instance, on March 27, 2020, the Coronavirus Aid, Relief, and Economic Stability Act (“CARES Act”) was signed into law. Prior to signing into law, the carryforward ability of net operating losses for tax years beginning after December 31, 2017 was governed by the Tax Cuts and Jobs Act (“TCJA”). The TCJA established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. The CARES Act delays the application of the 80% net operating loss limitation to tax years ending November 30, 2022 and beyond. In addition, the CARES Act revised the TCJA language regarding carryforward periods from “NOLs arising in taxable years ending after December 31, 2017” to “NOLs arising in taxable year beginning after December 31, 2017”. Any net operating losses generated in fiscal years ending prior to December 31, 2018 can be carried back 2 years and carried forward 20 years.

Through the consideration of these factors, the Fund has determined that it is more likely than not that the Fund’s deferred tax assets would be fully realized.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s net operating losses and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

19                         Invesco SteelPath MLP Income Fund

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2022 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$201,618,231
Net operating loss carryforward (tax basis) — State	21,637,326
Excess business interest expense carryforward	8,748,127
Capital loss carryforward (tax basis)	88,104,146
Book to tax differences — Income recognized from MLPs	485,627
Total deferred tax asset	320,593,457

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$(378,776,694)
Total deferred tax liability	(378,776,694)
Total net deferred tax asset (liability)	$(58,183,237)

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2022, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

At May 31, 2022, the Fund had net operating loss carryforwards for federal income tax purposes as follows:

Expiration date for expiring net operating loss carryforwards
11/30/2034	$111,887,635
11/30/2035	258,649,215
11/30/2036	144,223,600
11/30/2037	63,826,450
11/30/2038	120,263,557
Total expiring net operating loss carryforwards	$698,850,457
Total non-expiring net operating loss carryforwards	$262,377,122
Total net operating loss carryforwards	$961,227,579

At May 31, 2022, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2024	$23,611,855
11/30/2025	269,089,114
11/30/2026	92,033,291
Total	$384,734,260

During the six months ended May 31, 2022, the Fund estimates that $16,745,517 of capital loss carryforward has expired.

At May 31, 2022, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$1,368,335,622
Gross Unrealized Appreciation	$1,755,062,478
Gross Unrealized Depreciation	(99,643,693)
Net Unrealized Appreciation on Investments	$1,655,418,785

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

20                         Invesco SteelPath MLP Income Fund

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $3 billion	0.95%
Next $2 billion	0.93%
Over $5 billion	0.90%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended May 31, 2022, the effective advisory fee rate incurred by the Fund was 0.95%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least March 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.35%, 2.10%, 1.60%, 1.10%, 1.08% and 1.03%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended May 31, 2022, the Adviser contractually reimbursed class level expenses of $80,735, $28,388, $107, and $48,810 for Class A, Class C, Class R and Class Y, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the

21                         Invesco SteelPath MLP Income Fund

1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2022, IDI advised the Fund that IDI retained $142,297 in front-end sales commissions from the sale of Class A shares and $24,373 and $14,772 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended May 31, 2022, the Fund incurred $11,802 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures for the six months ended May 31, 2022, the Fund engaged in securities purchases of $2,492,500 and securities sales of $15,437,700, which resulted in net realized gains (losses) of $(4,730,382).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $500 million, collectively by certain Invesco Funds, and which will expire on September 28, 2022. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. At May 31, 2022, the Fund had no borrowings outstanding under this agreement.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the

22                         Invesco SteelPath MLP Income Fund

custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2022 was $234,386,763 and $161,784,085 respectively.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended May 31, 2022(a)		Year ended November 30, 2021
	Shares	Amount	Shares	Amount
Sold:
Class A	16,862,264	$73,591,852	43,250,620	$164,587,683
Class C	11,751,745	44,001,344	17,257,488	57,778,721
Class R	39,242	170,528	135,886	549,864
Class Y	65,284,723	306,145,776	53,605,371	220,383,850
Class R6	679,155	3,177,070	2,725,256	11,142,596
Issued as reinvestment of dividends:
Class A	5,806,711	25,795,074	14,729,844	57,560,439
Class C	2,736,494	10,438,813	8,113,805	27,527,559
Class R	13,920	61,301	23,000	90,411
Class Y	3,306,348	15,641,622	7,610,687	31,374,058
Class R6	104,348	496,383	307,956	1,278,905
Automatic conversion of Class C shares to Class A shares:
Class A	9,099,187	39,614,827	25,338,129	97,160,668
Class C	(10,591,450)	(39,614,827)	(28,992,364)	(97,160,668)
Reacquired:
Class A	(33,456,922)	(145,302,412)	(55,354,703)	(209,674,812)
Class C	(10,285,379)	(37,904,187)	(28,242,459)	(91,995,797)
Class R	(7,698)	(33,827)	(3,934)	(14,353)
Class Y	(43,508,683)	(200,695,055)	(59,171,235)	(238,729,639)
Class R6	(1,664,687)	(7,744,883)	(3,746,141)	(14,013,291)
Net Increase (decrease) in share activity	16,169,318	$87,839,399	(2,412,794)	$17,846,194

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23                         Invesco SteelPath MLP Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2021 through May 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual	Beginning Account Value (12/1/2021)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (05/31/2022)¹	Epenses Paid During Period[2]	Ending Account Value (05/31/2022)¹	Epenses Paid During Period[2]
Class A	$1,000.00	$1,255.50	$32.00	$996.70	$28.33	5.69%
Class C	1,000.00	1,248.00	36.09	992.90	32.00	6.44
Class R	1,000.00	1,252.20	33.35	995.40	29.55	5.94
Class Y	1,000.00	1,255.80	30.59	997.90	27.10	5.44
Class R5	1,000.00	1,252.80	30.16	998.20	26.75	5.37
Class R6	1,000.00	1,255.10	30.19	998.20	26.75	5.37

[1].

The actual ending account value is based on the actual total return of the Fund for the period December 1, 2021 through May 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2.	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

24                         Invesco SteelPath MLP Income Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-SPMI-SAR-1

Semiannual Report to Shareholders	May 31, 2022

Invesco SteelPath MLP Select 40 Fund

Nasdaq:
A: MLPFX ∎ C: MLPEX ∎ R: SPMWX ∎ Y: MLPTX ∎ R5: SPMVX ∎ R6: OSPSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
17	Notes to Financial Statements
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 11/30/21 to 5/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	26.04%
Class C Shares	25.64
Class R Shares	25.81
Class Y Shares	26.03
Class R5 Shares	26.13
Class R6 Shares	26.16
S&P 500 Index▼	-8.85
Alerian MLP Index▼	32.43
Source(s): RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

The Alerian MLP Index is designed to capture the performance of energy master limited partnerships (MLPs).

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco SteelPath MLP Select 40 Fund

Average Annual Total Returns
As of 5/31/22, including maximum applicable sales charge
Class A Shares
Inception (3/31/10)	4.07%
10 Years	3.29
5 Years	2.29
1 Year	19.69
Class C Shares
Inception (7/14/11)	3.03%
10 Years	3.24
5 Years	2.71
1 Year	24.91
Class R Shares
10 Years	3.62%
5 Years	3.22
1 Year	26.52
Class Y Shares
Inception (3/31/10)	4.83%
10 Years	4.13
5 Years	3.73
1 Year	27.14
Class R5 Shares
10 Years	3.98%
5 Years	3.68
1 Year	27.06
Class R6 Shares
Inception (6/28/13)	1.99%
5 Years	3.82
1 Year	27.26

Effective after the close of business on May 24, 2019, Class A, Class C, Class Y and Class I shares of the Oppenheimer SteelPath MLP Select 40 Fund (the predecessor fund), were reorganized into Class A, Class C, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer SteelPath MLP Select 40 Fund. Note: The Fund was subsequently renamed the Invesco SteelPath MLP Select 40 Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class Y and Class R6 shares are those for Class A, Class C, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R and R5 shares incepted after the close of business on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved.

The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower.

See current prospectus for more information.

3                         Invesco SteelPath MLP Select 40 Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
•	The Fund’s investment strategy remained appropriate for an open-end fund;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not breach the 15% limit on Illiquid Investments; and
•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco SteelPath MLP Select 40 Fund

Schedule of Investments

May 31, 2022

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–100.29%
Diversified–9.47%
Chevron Corp.	139	$24,278
Enterprise Products Partners L.P.	3,314,761	90,890,746
ONEOK, Inc.	20,000	1,317,000
Phillips 66	500	50,405
TC Energy Corp.(a)	1,000	57,840
Williams Cos., Inc.	2,335,311	86,546,626
		178,886,895
Gathering & Processing–35.74%
Antero Midstream Corp.	7,908,017	85,881,065
Archrock, Inc.	7,579,561	76,022,997
Crestwood Equity Partners L.P.	151,000	4,400,140
DCP Midstream L.P.	592,978	21,293,840
EnLink Midstream LLC	8,707,715	99,267,951
Equitrans Midstream Corp.	2,920,694	22,985,859
Hess Midstream L.P., Class A	1,450,099	47,258,726
MPLX L.P.	3,905,168	128,675,286
Summit Midstream Partners L.P.(b)	175,442	3,219,352
Targa Resources Corp.	1,201,763	86,550,971
Western Midstream Partners L.P.	3,612,317	99,880,576
		675,436,763
Natural Gas Pipeline Transportation–7.10%
Energy Transfer L.P.	11,512,434	134,234,983
Other Energy–24.40%
Arko Corp.	2,169,234	19,588,183
CrossAmerica Partners L.P.(c)	2,514,660	56,479,264
CSI Compressco L.P.(c)(d)	10,731,105	13,735,814
GasLog Partners L.P.(a)	1,182,985	6,257,991
Global Partners L.P.(c)	2,242,644	66,606,527
Suburban Propane Partners L.P.	1,075,144	18,331,205
Sunoco L.P.	1,949,119	80,381,667
USA Compression Partners L.P.	4,780,689	87,773,450
Westlake Chemical Partners L.P.(c)	4,221,468	111,868,902
		461,023,003
Petroleum Pipeline Transportation–23.13%
Delek Logistics Partners L.P.	143,200	7,678,384
Genesis Energy L.P.(c)	6,543,966	80,098,144
Holly Energy Partners L.P.	2,324,219	44,160,161
Magellan Midstream Partners L.P.	1,780,575	92,055,727
NGL Energy Partners L.P.(b)(c)	7,304,972	13,660,298
NuStar Energy L.P.(c)	5,669,707	90,998,797

	Units	Value
Petroleum Pipeline Transportation–(continued)
PBF Logistics L.P.	920,761	$14,989,989
Plains All American Pipeline L.P.	8,211,000	93,523,290
Plains GP Holdings L.P., Class A	1,000	11,960
		437,176,750
Production & Mining–0.41%
Alliance Resource Partners L.P.	386,938	7,680,719
Terminalling & Storage–0.04%
Martin Midstream Partners L.P.	190,345	780,415
Total Master Limited Partnerships And Related Entities (Cost $1,487,965,487)		1,895,219,528

Preferred Master Limited Partnerships And Related Entities–0.93%
Other Energy–0.93%
Global Partners L.P., 9.50%(e)	100,000	2,650,000
Global Partners L.P., 9.75% (3 mo. USD LIBOR + 6.77%)(c)(e)(f)	574,954	15,010,611
Total Preferred Master Limited Partnerships And Related Entities (Cost $16,873,850)		17,660,611

	Shares
Money Market Funds–0.12%
Fidelity Treasury Portfolio, Institutional Class, 0.62% (Cost $2,352,565)(g)	2,352,565	2,352,565
TOTAL INVESTMENTS IN SECURITIES–101.34% (Cost $1,507,191,902)		1,915,232,704
OTHER ASSETS LESS LIABILITIES–(1.34)%		(25,409,784)
NET ASSETS–100%		$1,889,822,920

Investment Abbreviations:

LIBOR	– London Interbank Offered Rate

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco SteelPath MLP Select 40 Fund

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)	Non-income producing.
(c)

Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended May 31, 2022, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Value November 30, 2021				Change in Unrealized Appreciation (Depreciation)	Value May 31, 2022	Dividends and Distributions
		Purchases at cost	Proceeds from Sales	Realized Gain			Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners L.P.	$49,966,294	$—	$—	$—	$9,153,363	$56,479,264	$(2,640,393)	$—	$—
CSI Compressco L.P.[i]	6,262,416	7,500,000	—	—	28,954	13,735,814	(55,556)	103,511	—
Genesis Energy L.P.	63,001,617	3,323,090	—	—	15,478,521	80,098,144	(1,705,084)	168,106	—
Global Partners L.P.	51,042,578	—	—	—	18,210,269	66,606,527	(2,646,320)	—	—
NGL Energy Partners L.P.	14,902,143	—	—	—	(1,241,845)	13,660,298	—	—	—
Nustar Energy L.P.	65,375,898	15,703,106	—	—	13,670,599	90,998,797	(3,750,806)	464,960	—
Westlake Chemical Partners	100,720,279	—	(3,671,488)	1,433,811	17,427,252	111,868,902	(4,040,952)	—	—
Preferred MLP Investments and Related Entities
Global Partners L.P.—Preferred	14,943,055	—	—	—	67,556	15,010,611	—	—	700,725
Global Partners L.P.—Preferredii	2,687,000	—	—	—	(37,000)	2,650,000	—	—	118,750
	$368,901,280	$26,526,196	$(3,671,488)	$1,433,811	$72,757,669	$451,108,357	$(14,839,111)	$736,577	$819,475

i.	CSI Compressco L.P. Pipe restricted shares converted into CSI Compressco L.P. common shares on February 28, 2022.
ii.	As of May 31, 2022, the security was not considered as an affiliate of the Fund.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.

(e)	Perpetual security. Maturity date is not applicable.
(f)

Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as (Referenced Rate + Basis-point spread).

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco SteelPath MLP Select 40 Fund

Portfolio Composition By Sector

% of total net assets
Gathering & Processing	35.74%
Other Energy	25.33
Petroleum Pipeline Transportation	23.13
Diversified	9.47
Natural Gas Pipeline Transportation	7.10
Production & Mining	0.41
Terminalling & Storage	0.04
Money Market Funds Plus Other Assets Less Liabilities	(1.22)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco SteelPath MLP Select 40 Fund

Statement of Assets and Liabilities

May 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (cost $999,507,645)	$1,466,774,347
Investments in affiliates (cost $507,684,257)	448,458,357
Receivable For:
Fund shares sold	976,516
Investments sold	853,630
Dividends	100,673
Investment for trustee deferred compensation and retirement plans	113,389
Prepaid state income tax	148,346
AMT credit carryforward	26,932
Other assets	149,466
Total assets	1,917,601,656

Liabilities:
Deferred tax liability, net	23,822,164
Payables for:
Fund shares reacquired	1,650,782
Accrued fees to affiliates	1,696,907
Accrued interest expense	31,227
Accrued trustees’ and officers’ fees and benefits	6,349
Accrued other operating expenses	457,918
Trustee deferred compensation and retirement plans	113,389
Total liabilities	27,778,736
Net assets applicable to shares outstanding	$1,889,822,920

Net Assets consist of:
Shares of beneficial	$1,951,665,596
Distributable earnings (loss), net of taxes	(61,842,676)
$1,889,822,920

Net Assets:
Class A	$358,775,384
Class C	$209,323,229
Class R	$10,550,848
Class Y	$1,044,409,675
Class R5	$8,842
Class R6	$266,754,942

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	54,668,393
Class C	36,023,861
Class R	1,620,101
Class Y	150,229,671
Class R5	1,332
Class R6	38,011,245
Class A:
Net asset value per share	$6.56
Maximum offering price per share (net asset value $6.56 ÷ 94.50%)	$6.94
Class C:
Net asset value and offering price per share	$5.81
Class R:
Net asset value and offering price per share	$6.51
Class Y:
Net asset value and offering price per share	$6.95
Class R5:
Net asset value and offering price per share	$6.64
Class R6:
Net asset value and offering price per share	$7.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco SteelPath MLP Select 40 Fund

Statement of Operations

For the six months ended May 31, 2022

(Unaudited)

Investment Income:
Distributions and dividends ($819,475 income from affiliates)	$65,333,999
Less: return of capital on distributions and dividends ($14,839,111 from affiliates)	(60,991,363)
Less: return of capital on distributions and dividends in excess of cost basis ($736,577 from affiliates)	(2,919,890)
Total investment income	1,422,746

Expenses:
Advisory fees	6,285,396
Administrative services fees	311,403
Custodian fees	55,255
Distribution Fees:
Class A	408,208
Class C	996,136
Class R	15,499
Transfer agent fees — A, C, R and Y	998,513
Transfer agent fees — R5	2
Transfer agent fees — R6	38,081
Interest, facilities and maitenance fees	287,134
State income tax expense	50,098
Trustees’ and officers’ fees and benefits	16,905
Registration and filing fees	61,036
Reports to shareholders	45,649
Professional services fees	73,240
Other	15,024
Total expenses, before waivers and deferred taxes	9,657,579
Less: Fees waived, expenses reimbured and expense offset arrangement(s)	(338,052)
Net expenses, before deferred taxes	9,319,527
Net investment income (loss), before taxes	(7,896,781)
Net deferred tax benefit	14,027,324
Net investment income, net of deferred taxes	6,130,543

Realized and unrealized gain (loss) from:
Net realized gain/(loss) from:
Unaffiliated investment securities (net return of capital in excess of cost basis of $2,183,313)
(includes net losses from securities sold to affiliates of $(87,476))	39,865,666
Affiliated investment securities (net return of capital in excess of cost basis of $736,577)	1,433,811
Net deferred tax benefit	52,951,267
Net realized gain, net of deferred taxes	94,250,744
Net change in unrealized appreciation of:
Unaffiliated investment securities	329,015,585
Affiliated investment securities	72,757,669
Net deferred tax (expense) benefit	(90,800,755)
Net change in unrealized appreciation, net of deferred taxes	310,972,499
Net realized and unrealized gain, net of deferred taxes	405,223,243
Net increase in net assets resulting from operations	$411,353,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco SteelPath MLP Select 40 Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2022 and the year ended November 30, 2021

(Unaudited)

	May 31, 2022	November 30, 2021
Operations:
Net investment income (loss), net of deferred taxes	$6,130,543	$(573,551)
Net realized gain (loss), net of deferred taxes	94,250,744	(11,848,063)
Change in net unrealized appreciation, net of deferred taxes	310,972,499	637,999,981
Net increase in net assets resulting from operations	411,353,786	625,578,367

Return of Capital:
Class A	(10,503,746)	(24,342,256)
Class C	(7,146,898)	(19,541,473)
Class R	(201,308)	(58,047)
Class Y	(30,708,149)	(84,016,653)
Class R5	(258)	(618)
Class R6	(7,615,115)	(27,169,169)
Total return of capital	(56,175,474)	(155,128,216)

Share transactions–net:
Class A	6,554,682	22,373,009
Class C	(15,671,316)	(45,400,228)
Class R	7,903,322	1,503,679
Class Y	(79,228,451)	(267,162,298)
Class R6	(23,875,137)	(296,110,422)
Net increase (decrease) in net assets resulting from share transactions	(104,316,900)	(584,796,260)
Net increase (decrease) in net assets	250,861,412	(114,346,109)

Net assets:
Beginning of period	1,638,961,508	1,753,307,617
End of period	$1,889,822,920	$1,638,961,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights

Class A	Six Months Ended May 31, 2022 (Unaudited)		Years Ended November 30,
			2021	2020	2019	2018*		2017*
Per share operating data
Net asset value, beginning of period	$5.37		$4.18	$6.14	$7.36	$8.13		$9.18
Net investment income/(loss)(a)	0.02		(0.01)	(0.03)	(0.03)	(0.08)		(0.06)
Return of capital(a)	0.15		0.28	0.35	0.43	0.46		0.40
Net realized and unrealized gains/(losses)	1.21		1.38	(1.69)	(0.91)	(0.44)		(0.68)
Total from investment operations	1.38		1.65	(1.37)	(0.51)	(0.06)		(0.34)
Less:
Return of capital	(0.19)		(0.46)	(0.59)	(0.59)	(0.51)		(0.58)
Dividends from net investment income	—		—	—	(0.12)	(0.20)		(0.13)
Total distributions	(0.19)		(0.46)	(0.59)	(0.71)	(0.71)		(0.71)
Net asset value, end of period	$6.56		$5.37	$4.18	$6.14	$7.36		$8.13
Total return(b)	26.04%		40.08%	(21.63)%	(7.89)%	(1.06)%		(4.22)%
Net assets, end of period (000’s omitted)	$358,775		$287,740	$205,529	$304,235	$392,897		$465,355
Portfolio turnover rate	7%		18%	30%	23%	24%		13%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.18	%(c)	1.25%	1.26%	1.20%	1.23%		1.23%
Expense (waivers)	(0.04	)%(c)	(0.07)%	(0.07)%	(0.06)%	(0.10	)%(d)	(0.12	)%(d)
With fee waiver and/or expense reimbursement, before taxes(e)	1.14	%(c)	1.18%	1.19%	1.14%	1.13%		1.11%
Deferred tax expense (benefit)(f)	2.65	%(c)	—%	—%	—%	0.00%		(2.27)%
With fee waivers and/or expense reimbursements, after taxes	3.79	%(c)	1.18%	1.19%	1.14%	1.13%		(1.16)%

Ratio of investment income (loss):
Ratio of net investment income/(loss) before taxes	(1.02	)%(c)	(0.21)%	(0.65)%	(0.45)%	(1.04)%		(1.04)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.98	)%(c)	(0.15)%	(0.58)%	(0.39)%	(0.94)%		(0.92)%
Deferred tax benefit/(expense)(g)	1.56	%(c)	—%	—%	—%	—%		0.31%
Ratio of net investment income/(loss), after taxes	0.57	%(c)	(0.15)%	(0.58)%	(0.39)%	(0.94)%		(0.61)%

*	The financial highlights for the year ended November 30, 2018 and 2017 reflect restated values. See Note 10—Restatement in the Notes to Financials Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.10%, 1.10%, 1.10%, 1.10%, 1.10%, and 1.10%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018, and 2017, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

Class C	Six Months Ended May 31, 2022 (Unaudited)		Years Ended November 30,
			2021	2020	2019	2018*		2017*
Per share operating data
Net asset value, beginning of period	$4.79		$3.80	$5.69	$6.92	$7.74		$8.84
Net investment income/(loss)(a)	(0.00)		(0.04)	(0.05)	(0.08)	(0.13)		(0.12)
Return of capital(a)	0.13		0.25	0.32	0.40	0.46		0.40
Net realized and unrealized gains/(losses)	1.08		1.24	(1.57)	(0.84)	(0.44)		(0.67)
Total from investment operations	1.21		1.45	(1.30)	(0.52)	(0.11)		(0.39)
Less:
Return of capital	(0.19)		(0.46)	(0.59)	(0.59)	(0.51)		(0.58)
Dividends from net investment income	—		—	—	(0.12)	(0.20)		(0.13)
Total distributions	(0.19)		(0.46)	(0.59)	(0.71)	(0.71)		(0.71)
Net asset value, end of period	$5.81		$4.79	$3.80	$5.69	$6.92		$7.74
Total return(b)	25.64%		38.77%	(22.13)%	(8.56)%	(1.79)%		(4.97)%
Net assets, end of period (000’s omitted)	$209,323		$187,341	$186,444	$324,931	$427,772		$478,338
Portfolio turnover rate	7%		18%	30%	23%	24%		13%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.93	%(c)	2.00%	2.01%	1.96%	1.98%		1.98%
Expense (waivers)	(0.04	)%(c)	(0.07)%	(0.07)%	(0.06)%	(0.10	)%(d)	(0.12	)%(d)
With fee waiver and/or expense reimbursement, before taxes(e)	1.89	%(c)	1.93%	1.94%	1.90%	1.88%		1.86%
Deferred tax expense (benefit)(f)	2.65	%(c)	—%	—%	—%	—%		(2.27)%
With fee waivers and/or expense reimbursements, after taxes	4.54	%(c)	1.93%	1.94%	1.90%	1.88%		(0.41)%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(1.77	)%(c)	(0.96)%	(1.40)%	(1.21)%	(1.79)%		(1.79)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.73	)%(c)	(0.90)%	(1.33)%	(1.15)%	(1.69)%		(1.67)%
Deferred tax benefit (expense)(g)	1.56	%(c)	—%	—%	—%	—%		0.31%
Ratio of net investment income (loss), after taxes	(0.18	)%(c)	(0.90)%	(1.33)%	(1.15)%	(1.69)%		(1.36)%

*	The financial highlights for the year ended November 30, 2018 and 2017 reflect restated values. See Note 10—Restatement in the Notes to Financials Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.85%, 1.85%, 1.85%, 1.86%, 1.85%, and 1.85%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018, and 2017, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

Class R	Six Months Ended May 31, 2022 (Unaudited)		Years Ended November 30,		Period ended November 30, 2019(a)
			2021	2020
Per share operating data
Net asset value, beginning of period	$5.34		$4.17	$6.13	$7.56
Net investment income/(loss)(b)	0.01		(0.02)	(0.04)	(0.02)
Return of capital(b)	0.15		0.29	0.35	0.22
Net realized and unrealized gains/(losses)	1.20		1.36	(1.68)	(1.20)
Total from investment operations	1.36		1.63	(1.37)	(1.02)
Less:
Return of capital	(0.19)		(0.46)	(0.59)	(0.34)
Dividends from net investment income	—		—	—	(0.07)
Total distributions	(0.19)		(0.46)	(0.59)	(0.41)
Net asset value, end of period	$6.51		$5.34	$4.17	$6.13
Total return(c)	25.81%		39.69%	(21.66)%	(13.94)%
Net assets, end of period (000’s omitted)	$10,551		$1,681	$248	$419
Portfolio turnover rate	7%		18%	30%	23%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.43	%(d)	1.50%	1.51%	1.46	%(d)
Expense (waivers)	(0.04	)%(d)	(0.07)%	(0.07)%	(0.06	)%(d)
With fee waiver and/or expense reimbursement, before taxes(e)	1.39	%(d)	1.43%	1.44%	1.40	%(d)
Deferred tax expense (benefit)(f)	2.65	%(d)	—%	—%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	4.04	%(d)	1.43%	1.44%	1.40	%(d)

Ratio of investment income (loss):
Ratio of net investment income/(loss) before taxes	(1.27	)%(d)	(0.46)%	(0.90)%	(0.71	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(1.23	)%(d)	(0.40)%	(0.83)%	(0.65	)%(d)
Deferred tax benefit (expense)(g)	1.56	%(d)	—%	—%	—	%(d)
Ratio of net investment income/(loss), after taxes	0.33	%(d)	(0.40)%	(0.83)%	(0.65	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 1.35%, 1.35%, 1.35% and 1.36% for the six months ended May 31, 2022 and the years ended November 30, 2021 and 2020, and the period ended November 30, 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022 (Unaudited)		Years Ended November 30,
Class Y			2021	2020	2019	2018*		2017*
Per share operating data
Net asset value, beginning of period	$5.68		$4.39	$6.38	$7.61	$8.37		$9.40
Net investment income/(loss)(a)	0.03		0.01	(0.02)	(0.01)	(0.06)		(0.03)
Return of capital(a)	0.16		0.30	0.37	0.45	0.46		0.40
Net realized and unrealized gains/(losses)	1.27		1.44	(1.75)	(0.96)	(0.45)		(0.69)
Total from investment operations	1.46		1.75	(1.40)	(0.52)	(0.05)		(0.32)
Less:
Return of capital	(0.19)		(0.46)	(0.59)	(0.59)	(0.51)		(0.58)
Dividends from net investment income	—		—	—	(0.12)	(0.20)		(0.13)
Total distributions	(0.19)		(0.46)	(0.59)	(0.71)	(0.71)		(0.71)
Net asset value, end of period	$6.95		$5.68	$4.39	$6.38	$7.61		$8.37
Total return(b)	26.03%		40.47%	(21.26)%	(7.76)%	(0.91)%		(3.90)%
Net assets, end of period (000’s omitted)	$1,044,410		$923,220	$936,181	$1,540,550	$1,679,094		$1,694,069
Portfolio turnover rate	7%		18%	30%	23%	24%		13%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.93	%(c)	1.00%	1.01%	0.95%	0.98%		0.98%
Expense (waivers)	(0.04	)%(c)	(0.07)%	(0.07)%	(0.06)%	(0.10	)%(d)	(0.12	)%(d)
With fee waiver and/or expense reimbursement, before taxes(e)	0.89	%(c)	0.93%	0.94%	0.89%	0.88%		0.86%
Deferred tax expense (benefit)(f)	2.65	%(c)	—%	—%	—%	—%		(2.27)%
With fee waivers and/or expense reimbursements, after taxes	3.54	%(c)	0.93%	0.94%	0.89%	0.88%		(1.41)%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(0.77	)%(c)	0.04%	(0.40)%	(0.20)%	(0.79)%		(0.79)%
Net of expense (waivers) and before deferred tax benefit/(expense)	(0.73	)%(c)	0.10%	(0.33)%	(0.14)%	(0.69)%		(0.67)%
Deferred tax benefit (expense)(g)	1.56	%(c)	—%	—%	—%	0.00%		0.31%
Ratio of net investment income/(loss), after taxes	0.83	%(c)	0.10%	(0.33)%	(0.14)%	(0.69)%		(0.36)%

*	The financial highlights for the year ended November 30, 2018 and 2017 reflect restated values. See Note—10 Restatement in the Notes to Financials Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017 to December 31, 2017.
(e)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 0.85%, 0.85%, 0.85%, 0.85%, 0.85%, and 0.85%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018, and 2017, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,		Period ended November 30,
Class R5	(Unaudited)		2021	2020	2019(a)
Per share operating data
Net asset value, beginning of period	$5.43		$4.21	$6.15	$7.56
Net investment income/(loss)(b)	0.03		0.01	(0.01)	(0.00	)(c)
Return of capital(b)	0.15		0.29	0.35	0.22
Net realized and unrealized gains/(losses)	1.22		1.38	(1.69)	(1.22)
Total from investment operations	1.40		1.68	(1.35)	(1.00)
Less:
Return of capital	(0.19)		(0.46)	(0.59)	(0.34)
Dividends from net investment income	—		—	—	(0.07)
Total distributions	(0.19)		(0.46)	(0.59)	(0.41)
Net asset value, end of period	$6.64		$5.43	$4.21	$6.15
Total return(d)	26.13%		40.53%	(21.24)%	(13.67)%
Net assets, end of period (000’s omitted)	$9		$7	$6	$8
Portfolio turnover rate	7%		18%	30%	23%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.83	%(e)	0.86%	0.87%	0.84	%(e)
Deferred tax expense/(benefit)(g)	2.65	%(e)	-%	-%	—	%(e)
With fee waivers and/or expense reimbursements, after taxes	3.48	%(e)	0.86%	0.87%	0.84	%(e)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(0.67	)%(e)	0.17%	(0.26)%	(0.09	)%(e)
Net of expense (waivers) and before deferred tax benefit (expense)	(0.67	)%(e)	0.17%	(0.26)%	(0.09	)%(e)
Deferred tax benefit (expense)(h)	1.56	%(e)	-%	-%	—	%(e)
Ratio of net investment income (loss), after taxes	0.89	%(e)	0.17%	(0.26)%	(0.09	)%(e)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)	Less than (0.005).
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(e)	Annualized.
(f)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 0.79%, 0.78%, 0.78%, and 0.80% for the six months ended May 31, 2022 and the years ended, November 30, 2021 and 2020, and the period ended November 30, 2019, respectively

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2022		Years Ended November 30,
Class R6	(Unaudited)		2021	2020	2019		2018*	2017*
Per share operating data
Net asset value, beginning of period	$5.73		$4.42	$6.42	$7.64		$8.39	$9.43
Net investment income/(loss)(a)	0.03		0.01	(0.01)	(0.00	)(b)	(0.05)	(0.03)
Return of capital(a)	0.16		0.29	0.37	0.42		0.46	0.40
Net realized and unrealized gains/(losses)	1.29		1.47	(1.77)	(0.93)		(0.45)	(0.70)
Total from investment operations	1.48		1.77	(1.41)	(0.51)		(0.04)	(0.33)
Less:
Return of capital	(0.19)		(0.46)	(0.59)	(0.59)		(0.51)	(0.58)
Dividends from net investment income	—		—	—	(0.12)		(0.20)	(0.13)
Total distributions	(0.19)		(0.46)	(0.59)	(0.71)		(0.71)	(0.71)
Net asset value, end of period	$7.02		$5.73	$4.42	$6.42		$7.64	$8.39
Total return(c)	26.16%		40.65%	(21.29)%	(7.59)%		(0.78)%	(3.99)%
Net assets, end of period (000’s omitted)	$266,755		$238,973	$424,900	$810,225		$702,381	$466,851
Portfolio turnover rate	7%		18%	30%	23%		24%	13%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes(e)	0.83	%(d)	0.86%	0.88%	0.81%		0.81%	0.79%
Deferred tax expense (benefit)(f)	2.65	%(d)	—%	—%	—%		—%	(2.27)%
With fee waivers and/or expense reimbursements, after taxes	3.48	%(d)	0.86%	0.88%	0.81%		0.81%	(1.48)%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(0.67	)%(d)	0.17%	(0.27)%	(0.06)%		(0.62)%	(0.60)%
Deferred tax benefit (expense)(g)	1.56	%(d)	—%	—%	—%		—%	0.31%
Ratio of net investment income (loss), after taxes	0.89	%(d)	0.17%	(0.27)%	(0.06)%		(0.62)%	(0.29)%

*	The financial highlights for the year ended November 30, 2018 and 2017 reflect restated values. See Note 10—Restatement in the Notes to Financials Statements for the year ended November 30, 2018.
(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)	Rounds to less than (0.005).
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be 0.79%, 0.78%, 0.79%, 0.77%, 0.78%, and 0.78%, for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018, and 2017, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco SteelPath MLP Select 40 Fund

Notes to Financial Statements

May 31, 2022

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Select 40 Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations.

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

17                         Invesco SteelPath MLP Select 40 Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. For the six months ended May 31, 2022, the federal income tax rate is 21 percent. The Fund is currently using an estimated rate of 1.6 percent for state and local tax, net of federal tax expense.

18                         Invesco SteelPath MLP Select 40 Fund

The Fund’s income tax provision consists of the following as of May 31, 2022:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—

Deferred tax (expense) benefit
Federal	$(91,077,261)
State	(6,939,221)
Valuation allowance	74,194,318
Total deferred tax (expense) benefit	$(23,822,164)

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of Federal statutory income tax rate	$(91,386,963)	(21.00)%
State income taxes net of federal benefit	(6,962,815)	(1.60)%
Effect of permanent differences	333,296	0.08%
Change in valuation allowance	74,194,318	17.06%
Total income tax (expense) benefit	$(23,822,164)	(5.46)%

For the six months ended May 31, 2022, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 5.46% differed from the combined federal and state statutory tax rate of 22.60% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

The Fund intends to invest its assets primarily in MLP investments, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLP investments, the Fund reports its allocable share of the MLP investments’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

At May 31, 2022, the Fund determined a valuation allowance was not required. The Fund’s assessment considered, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Additionally, various tax law changes were considered by the Fund in assessing the recoverability of its deferred tax assets. For instance, on March 27, 2020, the Coronavirus Aid, Relief, and Economic Stability Act (“CARES Act”) was signed into law. Prior to signing into law, the carryforward ability of net operating losses for tax years beginning after December 31, 2017 was governed by the Tax Cuts and Jobs Act (“TCJA”). The TCJA established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. The CARES Act delays the application of the 80% net operating loss limitation to tax years ending November 30, 2022 and beyond. In addition, the CARES Act revised the TCJA language regarding carryforward periods from “NOLs arising in taxable years ending after December 31, 2017” to “NOLs arising in taxable year beginning after December 31, 2017”. Any net operating losses generated in fiscal years ending prior to December 31, 2018 can be carried back 2 years and carried forward 20 years.

Through the consideration of these factors, the Fund has determined that it is more likely than not that the Fund’s deferred tax assets would be fully realized.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s net operating losses and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

19                         Invesco SteelPath MLP Select 40 Fund

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2022 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$62,023,862
Net operating loss carryforward (tax basis) — State	7,608,656
Excess business interest expense carryforward	4,046,193
Capital loss carryforward (tax basis)	103,286,884
Book to tax differences — income recognized from MLPs	141,181
Organizational Costs	1,292
Total deferred tax asset	$177,108,068

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$(200,930,232)
Total deferred tax liability	(200,930,232)
Total net deferred tax asset (liability)	$(23,822,164)

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2022, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

At May 31, 2022, the Fund had net operating loss carryforwards for federal income tax purposes as follows:

Expiration date for expiring net operating loss carryforwards
11/30/2035	$104,551,453
11/30/2036	116,663,848
11/30/2037	10,613,012
11/30/2038	52,935
Total expiring net operating loss carryforwards	$231,881,248
Total non-expiring net operating loss carryforwards	$63,470,475
Total net operating loss carryforwards	$295,351,723

At May 31, 2022, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2024	$6,024,887
11/30/2025	319,900,046
11/30/2026	131,096,676
Total	$457,021,609

During the six months ended May 31, 2022, the Fund estimates that $33,102,294 of capital loss carryforward has expired.

At May 31, 2022, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$1,025,942,232
Gross Unrealized Appreciation	$939,983,332
Gross Unrealized Depreciation	(50,692,860)
Net Unrealized Appreciation on Investments	$889,290,472

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the

20                         Invesco SteelPath MLP Select 40 Fund

operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $3 billion	0.70%
Next $2 billion	0.68%
Over $5 billion	0.65%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended May 31, 2022, the effective advisory fee rate incurred by the Fund was 0.70%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least March 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.35%, 0.85%, 0.84% and 0.79%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended May 31, 2022, the Adviser contractually reimbursed class level expenses of $71,775, $43,614, $1,451 and $221,212 for Class A, Class C, Class R and Class Y, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or

21                         Invesco SteelPath MLP Select 40 Fund

sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2022, IDI advised the Fund that IDI retained $51,454 in front-end sales commissions from the sale of Class A shares and $14,000 and $8,169 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended May 31, 2022, the Fund incurred $10,500 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures for the six months ended May 31, 2022 the Fund engaged in securities purchases of $15,437,700 and securities sales of $5,950,808, which resulted in net realized gains (losses) of ($87,476).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $500 million, collectively by certain Invesco Funds, and which will expire on September 28, 2022. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. At May 31, 2022, the Fund had no borrowings outstanding under this agreement.

22                         Invesco SteelPath MLP Select 40 Fund

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2022 was $133,024,964 and 238,599,998 respectively.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended May 31, 2022(a)		Year ended November 30, 2021
	Shares	Amount	Shares	Amount
Sold:
Class A	5,641,711	$34,104,251	11,756,140	$59,730,931
Class C	2,412,932	12,986,053	4,694,706	21,177,255
Class R	1,500,731	9,086,914	281,605	1,641,047
Class Y	19,966,975	127,923,129	62,137,967	343,303,568
Class R6	2,766,561	17,926,541	6,720,386	35,571,182
Issued as reinvestment of dividends:
Class A	1,015,786	6,262,959	2,627,060	14,064,345
Class C	804,192	4,400,749	2,495,362	11,962,772
Class R	32,270	200,627	10,296	56,600
Class Y	2,459,071	16,017,432	8,681,239	48,324,834
Class R6	643,922	4,226,317	2,903,174	15,958,414
Automatic conversion of Class C shares to Class A shares:
Class A	2,716,864	16,177,131	6,311,039	32,883,646
Class C	(3,056,997)	(16,177,131)	(7,006,317)	(32,883,646)
Reacquired:
Class A	(8,253,624)	(49,989,659)	(16,262,286)	(84,305,913)
Class C	(3,212,717)	(16,880,987)	(10,198,983)	(45,656,609)
Class R	(227,784)	(1,384,219)	(36,552)	(193,968)
Class Y	(34,865,637)	(223,169,012)	(121,412,854)	(658,790,700)
Class R6	(7,133,516)	(46,027,995)	(63,973,933)	(347,640,018)
Net increase (decrease) in share activity	(16,789,260)	$(104,316,900)	(110,271,951)	$(584,796,260)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23                         Invesco SteelPath MLP Select 40 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2021 through May 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual	Beginning Account Value (12/1/2021)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (05/31/2022)¹	Expenses Paid During Period[2]	Ending Account Value (05/31/2022)¹	Expenses Paid During Period[2]
Class A	$1,000.00	$1,260.40	$21.30	$1,006.10	$18.91	3.79%
Class C	1,000.00	1,256.40	25.48	1,002.40	22.62	4.54
Class R	1,000.00	1,258.10	22.63	1,004.90	20.09	4.04
Class Y	1,000.00	1,260.30	19.95	1,007.40	17.72	3.54
Class R5	1,000.00	1,261.30	19.62	1,007.60	17.42	3.48
Class R6	1,000.00	1,261.60	19.68	1,007.70	17.47	3.48

1.

The actual ending account value is based on the actual total return of the Fund for the period December 1, 2021 through May 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2.	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

24                         Invesco SteelPath MLP Select 40 Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•	Fund reports and prospectuses
•	Quarterly statements
•	Daily confirmations
•	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-SPMS40-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of July 22, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of July 22, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 3, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 3, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	August 3, 2022